Vanguard® Core-Plus Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (30.6%)
U.S. Government Securities (5.4%)
	United States Treasury Note/Bond	4.000%	1/31/2029	2,857	2,845
[1]	United States Treasury Note/Bond	4.625%	4/30/2029	3,161	3,199
	United States Treasury Note/Bond	2.750%	5/31/2029	2,162	2,079
	United States Treasury Note/Bond	4.500%	5/31/2029	6,027	6,082
	United States Treasury Note/Bond	3.125%	8/31/2029	2,700	2,617
	United States Treasury Note/Bond	4.000%	10/31/2029	4,674	4,649
	United States Treasury Note/Bond	3.500%	4/30/2030	1,698	1,657
	United States Treasury Note/Bond	2.750%	8/15/2032	1,804	1,657
	United States Treasury Note/Bond	4.375%	5/15/2036	5,280	5,252
	United States Treasury Note/Bond	1.125%	5/15/2040	1,200	759
	United States Treasury Note/Bond	1.125%	8/15/2040	2,112	1,323
[2]	United States Treasury Note/Bond	4.250%	11/15/2040	2,000	1,898
	United States Treasury Note/Bond	4.750%	2/15/2041	1,194	1,194
	United States Treasury Note/Bond	1.750%	8/15/2041	3,500	2,346
	United States Treasury Note/Bond	2.375%	2/15/2042	1,709	1,247
	United States Treasury Note/Bond	3.000%	5/15/2042	401	319
	United States Treasury Note/Bond	2.750%	8/15/2042	600	459
	United States Treasury Note/Bond	3.375%	8/15/2042	998	833
	United States Treasury Note/Bond	3.875%	2/15/2043	1,037	919
	United States Treasury Note/Bond	3.625%	8/15/2043	6,759	5,759
	United States Treasury Note/Bond	3.750%	11/15/2043	1,824	1,577
	United States Treasury Note/Bond	3.375%	5/15/2044	749	611
	United States Treasury Note/Bond	3.125%	8/15/2044	600	470
	United States Treasury Note/Bond	4.125%	8/15/2044	871	788
	United States Treasury Note/Bond	2.500%	2/15/2045	1,900	1,333
	United States Treasury Note/Bond	4.625%	11/15/2045	1,700	1,633
	United States Treasury Note/Bond	2.500%	2/15/2046	800	552
	United States Treasury Note/Bond	2.500%	5/15/2046	900	618
[1,3]	United States Treasury Note/Bond	2.250%	8/15/2046	1,600	1,044
	United States Treasury Note/Bond	3.125%	5/15/2048	1,400	1,051
	United States Treasury Note/Bond	3.000%	8/15/2048	1,645	1,205
	United States Treasury Note/Bond	3.375%	11/15/2048	1,900	1,485
	United States Treasury Note/Bond	3.000%	2/15/2049	1,710	1,247
	United States Treasury Note/Bond	2.250%	8/15/2049	1,793	1,115
	United States Treasury Note/Bond	2.375%	11/15/2049	2,087	1,329
	United States Treasury Note/Bond	2.000%	2/15/2050	2,693	1,569
[2]	United States Treasury Note/Bond	1.250%	5/15/2050	5,175	2,461
	United States Treasury Note/Bond	1.375%	8/15/2050	2,912	1,428
	United States Treasury Note/Bond	1.625%	11/15/2050	2,838	1,483
	United States Treasury Note/Bond	1.875%	2/15/2051	3,500	1,945
[2]	United States Treasury Note/Bond	2.375%	5/15/2051	4,715	2,949
	United States Treasury Note/Bond	2.000%	8/15/2051	2,500	1,423
	United States Treasury Note/Bond	1.875%	11/15/2051	1,200	659
	United States Treasury Note/Bond	2.250%	2/15/2052	1,000	602
	United States Treasury Note/Bond	3.000%	8/15/2052	1,800	1,276
	United States Treasury Note/Bond	3.625%	2/15/2053	1,194	955
	United States Treasury Note/Bond	3.625%	5/15/2053	1,300	1,039
	United States Treasury Note/Bond	4.125%	8/15/2053	1,900	1,659
	United States Treasury Note/Bond	4.750%	11/15/2053	1,900	1,838
	United States Treasury Note/Bond	4.250%	2/15/2054	1,700	1,516
	United States Treasury Note/Bond	4.250%	8/15/2054	1,500	1,339
	United States Treasury Note/Bond	4.500%	11/15/2054	1,700	1,583
	United States Treasury Note/Bond	4.625%	2/15/2055	1,800	1,711
					90,586
Conventional Mortgage-Backed Securities (15.9%)
[4]	Ginnie Mae II Pool	2.000%	11/20/2050–2/20/2052	12,584	10,324
[4,5]	Ginnie Mae II Pool	2.500%	12/20/2050–7/15/2056	14,199	12,130
[4]	Ginnie Mae II Pool	3.000%	11/20/2046–4/20/2052	9,705	8,631
[4]	Ginnie Mae II Pool	3.500%	11/20/2047–6/20/2052	6,103	5,587
[4]	Ginnie Mae II Pool	4.000%	9/20/2047–11/20/2052	4,386	4,139
[4]	Ginnie Mae II Pool	4.500%	9/20/2052–11/20/2054	8,202	7,923
[4,5]	Ginnie Mae II Pool	5.000%	10/20/2052–7/15/2056	13,582	13,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Ginnie Mae II Pool	5.500%	12/20/2052–7/15/2056	10,517	10,634
[4]	Ginnie Mae II Pool	6.000%	12/20/2052–10/20/2055	4,413	4,541
[4]	Ginnie Mae II Pool	6.500%	9/20/2053–1/20/2055	1,085	1,129
[4]	Ginnie Mae II Pool	7.000%	2/20/2055	155	161
[4,6]	UMBS Pool	1.500%	11/1/2050–3/1/2051	6,495	4,985
[4,6]	UMBS Pool	2.000%	9/1/2040–5/1/2052	55,984	45,388
[4,5,6]	UMBS Pool	2.500%	8/1/2040–7/25/2056	41,651	35,440
[4,6]	UMBS Pool	3.000%	5/1/2042–3/1/2053	20,233	17,904
[4,6]	UMBS Pool	3.500%	6/1/2038–1/1/2053	12,424	11,360
[4,6]	UMBS Pool	4.000%	12/1/2039–1/1/2054	8,940	8,432
[4,5,6]	UMBS Pool	4.500%	5/1/2040–7/25/2056	13,409	12,970
[4,5,6]	UMBS Pool	5.000%	7/1/2040–7/25/2056	35,873	35,443
[4,5,6]	UMBS Pool	5.500%	4/1/2040–7/25/2056	4,961	5,231
[4,5,6]	UMBS Pool	6.500%	9/1/2053–7/25/2056	9,357	9,766
					265,564
Nonconventional Mortgage-Backed Securities (9.3%)
[4,6]	Fannie Mae Pool	1.646%	8/1/2051	281	268
[4,6]	Fannie Mae Pool	1.666%	8/1/2051	394	376
[4,6]	Fannie Mae Pool	1.668%	8/1/2051	329	314
[4,6]	Fannie Mae Pool	1.772%	8/1/2051	179	171
[4,6]	Fannie Mae Pool	1.858%	10/1/2051	256	244
[4,6]	Fannie Mae Pool	3.836%	4/1/2056	289	281
[4,6]	Fannie Mae Pool	4.305%	2/1/2056	2,429	2,381
[4,6]	Fannie Mae Pool	4.523%	9/1/2055	893	883
[4,6]	Fannie Mae Pool	4.553%	10/1/2055	1,342	1,328
[4,6]	Fannie Mae Pool	4.592%	3/1/2056	427	425
[4,6]	Fannie Mae Pool	4.606%	6/1/2056	1,210	1,203
[4,6]	Fannie Mae Pool	4.617%	8/1/2055	462	461
[4,6]	Fannie Mae Pool	4.633%	3/1/2056	421	419
[4,6]	Fannie Mae Pool	4.637%	3/1/2056	1,432	1,426
[4,6]	Fannie Mae Pool	4.665%	4/1/2056	405	404
[4,6]	Fannie Mae Pool	4.713%	1/1/2056	519	518
[4,6]	Fannie Mae Pool	4.738%	5/1/2056	2,837	2,821
[4,6]	Fannie Mae Pool	4.848%	12/1/2055	197	196
[4,6]	Fannie Mae Pool	4.858%	12/1/2055	1,342	1,340
[4,6]	Fannie Mae Pool	4.891%	6/1/2056	637	634
[4,6]	Fannie Mae Pool	4.907%	4/1/2056	357	357
[4,6]	Fannie Mae Pool	4.914%	6/1/2056	3,177	3,174
[4,6]	Fannie Mae Pool	4.920%	4/1/2056	476	475
[4,6]	Fannie Mae Pool	4.939%	11/1/2055	1,953	1,954
[4,6]	Fannie Mae Pool	4.969%	11/1/2055	615	616
[4,6]	Fannie Mae Pool	4.977%	3/1/2056	1,173	1,174
[4,6]	Fannie Mae Pool	4.992%	8/1/2055	473	475
[4,6]	Fannie Mae Pool	5.025%	4/1/2056	263	262
[4,6]	Fannie Mae Pool	5.037%	3/1/2056	806	810
[4,6]	Fannie Mae Pool	5.044%	4/1/2056	565	567
[4,6]	Fannie Mae Pool	5.047%	12/1/2055	1,120	1,124
[4,6]	Fannie Mae Pool	5.059%	1/1/2056	714	716
[4,6]	Fannie Mae Pool	5.084%	12/1/2055–5/1/2056	810	814
[4,6]	Fannie Mae Pool	5.093%	10/1/2055	961	968
[4,6]	Fannie Mae Pool	5.113%	6/1/2056	640	643
[4,6]	Fannie Mae Pool	5.115%	5/1/2056	619	619
[4,6]	Fannie Mae Pool	5.117%	10/1/2055	225	226
[4,6]	Fannie Mae Pool	5.133%	9/1/2055	466	469
[4,6]	Fannie Mae Pool	5.146%	6/1/2056	570	573
[4,6]	Fannie Mae Pool	5.167%	12/1/2055	222	224
[4,6]	Fannie Mae Pool	5.368%	5/1/2055	300	304
[4,6]	Fannie Mae REMICS	1.000%	8/25/2050	297	236
[4,6]	Fannie Mae REMICS	1.250%	5/25/2050	113	91
[4,6]	Fannie Mae REMICS	1.500%	1/25/2051	614	485
[4,6]	Fannie Mae REMICS	1.750%	9/25/2049	1,052	894
[4,6]	Fannie Mae REMICS	2.500%	4/25/2043–11/25/2049	2,788	2,423
[4,6]	Fannie Mae REMICS	3.000%	2/25/2043–10/25/2049	4,116	3,605
[4,6]	Fannie Mae REMICS	3.500%	10/25/2042–5/25/2047	934	859
[4,6]	Fannie Mae REMICS	4.000%	8/25/2043–2/25/2046	664	626
[4,6]	Fannie Mae REMICS	5.500%	8/25/2053–3/25/2054	1,140	1,136
[4,6]	Fannie Mae REMICS	6.000%	9/25/2053	237	243
[4,6]	Fannie Mae REMICS	6.500%	11/25/2053	357	374
[4,6,7]	Fannie Mae REMICS, SOFR30A + 1.000%	4.628%	7/25/2055	11,315	11,294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6,7]	Fannie Mae REMICS, SOFR30A + 1.100%	4.728%	4/25/2056	16,056	16,047
[4,6,7]	Fannie Mae REMICS, SOFR30A + 1.400%	5.028%	6/25/2056	6,678	6,700
[4,6,7]	Fannie Mae REMICS, SOFR30A + 1.450%	5.078%	6/25/2056	9,598	9,647
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.060%	4.627%	1/1/2056	150	148
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.089%	4.624%	3/1/2056	1,432	1,421
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.100%	4.722%	5/1/2056	314	312
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.042%	9/1/2055	254	255
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.124%	4.968%	2/1/2056	2,384	2,381
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.138%	4.608%	5/1/2056	1,088	1,073
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.147%	5.182%	11/1/2055	271	272
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.149%	5.130%	12/1/2055	998	1,001
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.157%	5.024%	6/1/2056	1,459	1,458
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.158%	5.255%	5/1/2056	799	803
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.169%	5.259%	10/1/2055	127	128
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.175%	5.054%	5/1/2056	1,241	1,241
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	168	169
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.186%	5.166%	10/1/2055	345	346
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.221%	5.145%	8/1/2055	621	623
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.245%	4.557%	10/1/2055	433	427
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.247%	5.134%	1/1/2056	1,035	1,040
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.265%	5.195%	6/1/2056	1,048	1,054
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.296%	4.954%	12/1/2055	1,050	1,048
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.959%	11/1/2055	213	213
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.101%	11/1/2055	352	353
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.353%	10/1/2055	169	170
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.163%	10/1/2055	250	251
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.284%	9/1/2055	315	317
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.289%	9/1/2055	315	317
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.340%	4.637%	6/1/2056	580	570
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.340%	4.676%	5/1/2056	300	295
[4,6,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.350%	4.798%	4/1/2056	287	285
[4,6]	Freddie Mac REMICS	1.000%	8/25/2050–9/25/2050	334	251
[4,6]	Freddie Mac REMICS	2.000%	7/25/2050–9/25/2050	1,057	909
[4,6]	Freddie Mac REMICS	2.500%	11/25/2040–12/25/2050	4,367	3,828
[4,6]	Freddie Mac REMICS	3.000%	2/15/2044–9/25/2049	12,267	11,045
[4,6]	Freddie Mac REMICS	3.500%	3/15/2042–3/15/2047	2,061	1,889
[4,6]	Freddie Mac REMICS	4.000%	2/15/2042–6/25/2052	5,052	4,698
[4,6]	Freddie Mac REMICS	5.250%	8/25/2055	574	572
[4,6]	Freddie Mac REMICS	5.500%	5/25/2054	450	453
[4,6]	Freddie Mac REMICS	6.000%	10/25/2053–6/25/2054	1,152	1,171
[4,6,7]	Freddie Mac REMICS, SOFR30A + 1.200%	4.828%	4/25/2054	3,806	3,827
[4,6,7]	Freddie Mac REMICS, SOFR30A + 1.300%	4.928%	9/25/2054	3,503	3,530
[4,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.000%	11/20/2055–1/20/2056	1,094	1,065
[4,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–5/20/2056	4,196	4,152
[4,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	11/20/2055–2/20/2056	3,955	3,965
[4]	Ginnie Mae REMICS	1.000%	4/20/2051	129	99
[4]	Ginnie Mae REMICS	1.250%	2/20/2050–2/20/2051	1,041	810
[4]	Ginnie Mae REMICS	1.375%	8/20/2050	1,944	1,522
[4]	Ginnie Mae REMICS	1.500%	2/20/2050	110	87
[4]	Ginnie Mae REMICS	2.500%	10/20/2043–11/20/2049	1,131	989
[4]	Ginnie Mae REMICS	3.500%	4/20/2047–5/20/2048	664	624
[4]	Ginnie Mae REMICS	4.000%	8/20/2041	1,400	1,324
[4]	Ginnie Mae REMICS	5.000%	9/20/2055	1,346	1,332
[4,7]	Ginnie Mae REMICS, SOFR30A + 0.820%	3.000%	2/20/2052	1,932	1,698
[4,7]	Ginnie Mae REMICS, SOFR30A + 1.350%	4.959%	7/20/2055	1,516	1,532
					156,640
Total U.S. Government and Agency Obligations (Cost $515,471)					512,790
Asset-Backed/Commercial Mortgage-Backed Securities (13.3%)
[4,8]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	100	100
[4,8]	Affirm Asset Securitization Trust Series 2026-X1	4.820%	4/15/2031	100	100
[4,8]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	710	704
[4,8]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	100	99
[4,8]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	300	297
[4,8]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	740	736
[4,8]	Affirm Master Trust Series 2026-1A	4.720%	2/15/2034	180	179
[4,8]	Affirm Master Trust Series 2026-1A	4.910%	2/15/2034	100	99
[4,5,8]	Aligned Data Centers Issuer LLC Series 2026-1A	5.909%	6/15/2056	510	511
[4,8]	Ally Bank Series 2026-A	4.856%	3/15/2034	232	232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Ally Bank Series 2026-A	5.248%	3/15/2034	232	231
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	110	111
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	162	162
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	183	183
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	183	183
[4,8]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	100	100
[4]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	60	61
[4,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	100	98
[4,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	100	96
[4,8]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	140	134
[4,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	180	175
[4,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	140	134
[4,8]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2043	110	104
[4,8]	Apidos CLO XLVII Ltd. Series 2024-47A	4.917%	4/26/2039	490	491
[4,8]	Apidos CLO XLVII Ltd. Series 2024-47A	5.247%	4/26/2039	290	290
[4,8]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	40	40
[4,8]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	50	50
[4,8]	AutoNation Finance Trust Series 2026-1A	4.560%	10/14/2031	80	79
[4,8]	AutoNation Finance Trust Series 2026-1A	5.070%	1/11/2034	260	257
[4,8]	AutoNation Finance Trust Series 2026-2A	5.110%	6/15/2032	150	151
[4,8]	AutoNation Finance Trust Series 2026-2A	5.750%	5/15/2034	220	221
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	100	101
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	175	180
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	110	110
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	340	341
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	100	101
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	100	101
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	100	102
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2026-1A	4.280%	8/20/2030	190	187
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	4.600%	8/20/2032	190	187
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	5.000%	8/20/2032	120	118
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2026-3A	5.210%	4/20/2031	120	120
[4,8]	Avis Budget Rental Car Funding LLC Series 2026-4A	5.090%	12/20/2032	480	480
[4,8]	Avis Budget Rental Car Funding LLC Series 2026-4A	5.480%	12/20/2032	130	130
[4,7,8]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.825%	10/20/2036	360	360
[4,7,8]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.550%	5.225%	10/20/2036	230	230
[4]	BANK Series 2017-BNK8	3.488%	11/15/2050	10	10
[4]	BANK Series 2018-BNK15	4.407%	11/15/2061	85	84
[4]	BANK Series 2019-BNK16	4.005%	2/15/2052	90	88
[4]	BANK Series 2019-BNK24	2.960%	11/15/2062	130	122
[4]	BANK Series 2021-BNK35	2.285%	6/15/2064	40	35
[4]	BANK Series 2022-BNK40	3.502%	3/15/2064	600	555
[4]	BANK Series 2022-BNK40	3.502%	3/15/2064	20	18
[4]	BANK Series 2022-BNK41	3.915%	4/15/2065	50	47
[4]	BANK Series 2024-5YR7	5.769%	6/15/2057	290	297
[4]	BANK Series 2024-BNK48	5.053%	10/15/2057	450	450
[4]	BANK Series 2024-BNK48	5.355%	10/15/2057	90	89
[4]	BANK Series 2025-BNK49	6.025%	3/15/2058	150	155
[4]	BANK Series 2025-BNK50	6.072%	5/15/2068	60	62
[4,5]	BANK Series 2026-BNK52	5.586%	6/15/2036	340	353
[4,5]	BANK Series 2026-BNK52	5.839%	6/15/2036	480	498
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	120	116
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	30	28
[4,7,8]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.140%	4.813%	1/15/2038	150	150
[4,7,8]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.500%	5.173%	1/15/2038	380	379
[4,7,8]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.705%	4/20/2034	130	130
[4,7,8]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.175%	4/20/2034	180	180
[4,8]	Bayview Opportunity Master Fund VI Trust Series 2021-6	2.500%	10/25/2051	144	118
[4,5,8,9]	Bbam US CLO VII Ltd. Series 2026-7A	0.000%	7/27/2039	590	590
[4]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	160	158
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	30	26
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	20	19
[4]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	400	409
[4]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	225	231
[4]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	170	171
[4]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	90	93
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	150	157
[4]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	60	61
[4]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	270	278
[4]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	160	165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	310	324
[4]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	130	135
[4]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	40	41
[4]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	210	213
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	235	231
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	225	218
[4]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	80	81
[4]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	100	102
[4,7,8]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.925%	10/20/2038	180	180
[4,7,8]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.550%	5.225%	10/20/2038	210	210
[4,8]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.830%	10/10/2042	390	386
[4,8]	BHG Owner Loan Trust Series 2026-1CON	4.810%	6/17/2037	202	202
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	105	111
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	75	78
[4]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	110	112
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	140	145
[4]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	30	31
[4]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	60	63
[4]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	40	41
[4]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/2057	50	51
[4]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	210	218
[4]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	90	94
[4]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	380	386
[4]	BMO Mortgage Trust Series 2026-5C15	5.684%	6/25/2059	900	926
[4]	BMO Mortgage Trust Series 2026-5C15	5.984%	6/25/2059	600	616
[4]	BMO Mortgage Trust Series 2026-C14	5.317%	2/15/2059	650	659
[4]	BMO Mortgage Trust Series 2026-C14	5.522%	2/15/2059	300	300
[4]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	80	80
[4]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	80	80
[4]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.440%	11/17/2031	240	237
[4]	Bridgecrest Lending Auto Securitization Trust Series 2026-2	4.880%	2/17/2032	120	120
[4,8]	BVCLN LLC Series 2026-CRD1	5.190%	9/25/2034	1,030	1,030
[4,8]	BX Commercial Mortgage Trust Series 2026-VLT10	5.358%	7/13/2058	980	952
[4,8]	BX Trust Series 2019-OC11	3.202%	12/9/2041	450	425
[4,8]	BX Trust Series 2025-ARIA	5.199%	12/13/2042	610	611
[4,7,8]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.693%	8/16/2029	240	240
[4,7,8]	Capital Street Master Trust Series 2026-1, SOFR30A + 1.150%	4.743%	5/16/2030	790	790
[4]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	30	30
[4]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	20	20
[4]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	169	170
[4]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	10	10
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	10	10
[4]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	10	10
[4]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	10	10
[4]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	20	20
[4]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	20	20
[4]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	40	40
[4]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	20	20
[4]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	30	30
[4]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	40	40
[4]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	60	60
[4]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	20	20
[4]	CarMax Auto Owner Trust Series 2026-1	4.540%	3/15/2032	110	109
[4]	CarMax Auto Owner Trust Series 2026-1	4.930%	1/18/2033	40	40
[4]	CarMax Auto Owner Trust Series 2026-2	5.100%	4/18/2033	40	40
[4]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	100	100
[4]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	40	39
[4,8]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	290	290
[4,8]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	169	169
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	85	86
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/2031	85	86
[4,8]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	70	71
[4,8]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	60	61
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	50	50
[4,8]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	50	49
[4,8]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	250	246
[4,8]	Chase Auto Owner Trust Series 2026-1A	5.110%	6/25/2032	325	326
[4,8]	Chase Auto Owner Trust Series 2026-1A	5.560%	9/26/2033	325	325
[4,8]	Chase Home Lending Mortgage Trust Series 2026-AGY1	5.000%	2/25/2057	1,000	989
[4,7,8]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.130%	4.802%	1/21/2037	150	150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7,8]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.450%	5.122%	1/21/2037	400	399
[4,7,8]	CIFC Funding Ltd. Series 2025-6A, TSFR3M + 1.550%	5.216%	10/23/2038	100	100
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	60	59
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	390	368
[4,8]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	446	456
[4,8]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	82	83
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	30	28
[4,8]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	400	391
[4,8]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	310	306
[4,8]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	440	435
[4,8]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	260	257
[4,8]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	360	360
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	4.628%	5/25/2044	58	58
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	4.628%	7/25/2044	18	18
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.778%	9/25/2044	82	82
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	4.578%	1/25/2045	42	42
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.628%	2/25/2045	69	69
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.078%	3/25/2045	67	68
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	4.628%	5/25/2045	64	64
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.628%	7/25/2045	102	102
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.528%	9/25/2045	93	93
[4,7,8]	Connecticut Avenue Securities Trust Series 2026-R02, SOFR30A + 0.950%	4.578%	2/25/2046	420	421
[4,7,8]	Connecticut Avenue Securities Trust Series 2026-R03, SOFR30A + 1.100%	4.728%	4/25/2046	317	318
[4,8]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	103	101
[4,8]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	279	275
[4,8]	DB Master Finance LLC Series 2026-1A	5.200%	5/20/2056	1,050	1,049
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	150	134
[4,8]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/2031	100	100
[4,8]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	100	99
[4,8]	Dell Equipment Finance Trust Series 2026-1A	4.800%	12/22/2031	100	100
[4,8]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	110	106
[4,8]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	360	357
[4,8]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	230	229
[4]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	70	71
[4]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	60	60
[4]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	90	90
[4]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	400	401
[4]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	340	337
[4,7,8]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.763%	10/15/2037	100	100
[4,8]	Dryden 42 Senior Loan Fund Series 2016-42A	5.525%	7/15/2037	450	450
[4,7,8]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.250%	4.901%	11/15/2038	250	250
[4,7,8]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.600%	5.251%	11/15/2038	290	291
[4,8]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	260	261
[4,8]	Ellington Financial Mortgage Trust Series 2026-AE3	5.500%	6/25/2061	4,075	4,069
[4,8]	Ellington Financial Mortgage Trust Series 2026-AE4	5.500%	6/25/2061	5,184	5,180
[4,7,8]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.220%	4.893%	10/15/2038	190	190
[4,7,8]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.550%	5.223%	10/15/2038	150	150
[4,8]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	180	180
[4,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	100	101
[4,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	110	110
[4]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	100	99
[4]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	500	498
[4]	Exeter Automobile Receivables Trust Series 2026-1A	4.400%	5/17/2032	280	276
[4]	Exeter Automobile Receivables Trust Series 2026-1A	5.000%	5/17/2032	670	662
[4]	Exeter Automobile Receivables Trust Series 2026-3A	4.920%	10/15/2032	460	459
[4]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	20	20
[4,8]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	100	100
[4,8]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	100	99
[4,8]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	70	69
[4,8]	First Investors Auto Owner Trust Series 2026-1A	5.380%	7/15/2032	330	331
[4,8]	First Investors Auto Owner Trust Series 2026-1A	5.800%	4/17/2034	340	341
[4]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	50	50
[4,8]	Flagstar Mortgage Trust Series 2021-6INV	2.500%	8/25/2051	734	606
[4,8]	Flagstar Mortgage Trust Series 2021-7	2.500%	8/25/2051	200	136
[4,8]	Flagstar Mortgage Trust Series 2021-11IN	2.500%	11/25/2051	139	115
[4,8]	Flagstar Mortgage Trust Series 2021-12	2.500%	11/25/2051	200	134
[4,8]	Flatiron CLO 24 Ltd. Series 2023-2A	4.783%	1/15/2039	530	530
[4,8]	Flatiron CLO 24 Ltd. Series 2023-2A	4.993%	1/15/2039	170	170
[4]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	50	50
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	100	100
[4,8]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	100	101
[4]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	40	40
[4]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	80	80
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	20	20
[4,8]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	150	151
[4,8]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	110	109
[4]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	140	141
[4,8]	Ford Credit Auto Owner Trust Series 2026-1	4.320%	8/15/2038	1,550	1,532
[4,8]	Ford Credit Auto Owner Trust Series 2026-1	4.480%	8/15/2038	370	364
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	100	102
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	100	100
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	80	80
[4]	Ford Credit Floorplan Master Owner Trust A Series 2026-2	4.850%	5/15/2033	60	60
[4,6,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	4.978%	2/25/2044	213	214
[4,6,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	4.878%	5/25/2044	38	38
[4,6,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	4.678%	10/25/2044	8	8
[4,6,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	4.878%	8/25/2044	81	81
[4,6,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	4.578%	1/25/2045	14	14
[4,6,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.728%	5/25/2045	59	59
[4,6,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.578%	9/25/2045	583	584
[4,6,7,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.578%	2/25/2045	45	45
[4,6,7,8]	Freddie Mac STACR REMICS Trust Series 2026-HQA1, SOFR30A + 1.000%	4.628%	5/25/2046	289	289
[4,6,7,8]	Freddie Mac STACR REMICS Trust Series 2026-HQA1, SOFR30A + 1.250%	4.878%	5/25/2046	565	566
[4,8]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	984	849
[4,8]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	114	114
[4,8]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	373	379
[4,8]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	1,911	1,941
[4,8]	GCM CLO Ltd. Series 2026-1A	5.016%	7/20/2039	490	491
[4,8]	GCM CLO Ltd. Series 2026-1A	5.296%	7/20/2039	200	201
[4,8]	GGP Trust Series 2026-TY	4.825%	3/5/2043	720	709
[4,8]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	270	270
[4,8]	GLS Auto Receivables Issuer Trust Series 2026-2A	4.900%	1/15/2032	460	460
[4,8]	GLS Auto Select Receivables Issuer Trust Series 2026-1A	4.460%	2/17/2032	330	326
[4]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	70	70
[4]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	60	60
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	75	76
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	20	20
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	10	10
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	10	10
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	60	60
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	20	20
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	300	301
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	20	20
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	160	160
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	75	76
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	85	86
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	100	100
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	100	100
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	100	100
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	100	100
[4,8]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	290	290
[4,8]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	5.067%	10/20/2039	270	269
[4,8]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	4.905%	4/20/2037	370	370
[4,8]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	5.275%	4/20/2037	150	150
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	905	829
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	30	27
[4,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	100	101
[4,8]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	160	158
[4,8]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	100	99
[4,8]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	190	188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	100	97
[4,8]	Hertz Vehicle Financing III LLC Series 2026-1A	5.090%	11/25/2030	430	430
[4,8]	Hertz Vehicle Financing III LLC Series 2026-1A	5.670%	11/25/2030	100	100
[4,8]	Hertz Vehicle Financing III LLC Series 2026-1A	6.450%	11/25/2030	170	170
[4,8]	Hertz Vehicle Financing III LLC Series 2026-2A	5.400%	11/25/2032	360	361
[4,8]	Hertz Vehicle Financing III LLC Series 2026-2A	6.080%	11/25/2032	250	251
[4,8]	Hertz Vehicle Financing III LLC Series 2026-2A	6.760%	11/25/2032	210	211
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	30	30
[4,8]	Houston Galleria Mall Trust Series 2025-HGLR	5.644%	2/5/2045	110	112
[4,8]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	100	101
[4,8]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	100	101
[4,8]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	70	70
[4,8]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	120	120
[4,8]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	100	99
[4,8]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	100	99
[4,8]	Hundred Acre Wood Trust Series 2021-INV3	2.500%	12/25/2051	145	120
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	104	104
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	144	144
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	223	222
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2026-1	4.503%	2/20/2034	360	357
[4,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	150	151
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	100	101
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	100	100
[4]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	50	51
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	10	10
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	20	20
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	40	40
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	100	100
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	80	80
[4]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	130	128
[4]	Hyundai Auto Receivables Trust Series 2026-B	5.010%	10/17/2033	340	341
[4,8]	INT Commercial Mortgage Trust Series 2025-PLAZA	5.041%	11/5/2037	110	110
[4,8]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	447	451
[4,8]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	168	169
[4,8]	Jersey Mike's Funding LLC Series 2026-1A	4.952%	2/15/2056	429	423
[4,8]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	517	444
[4,8]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	260	215
[4,8]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	487	420
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	10	10
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	10	10
[4,8]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	10	10
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	30	30
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	20	20
[4,8]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	20	20
[4,8]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	40	40
[4,8]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	70	70
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	40	40
[4,8]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	50	50
[4,8]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	90	89
[4,8]	LAD Auto Receivables Trust Series 2026-1A	4.420%	8/15/2033	170	167
[4,8]	LAD Auto Receivables Trust Series 2026-2A	4.940%	10/17/2033	80	79
[4,8]	LBTY Commercial Mortgage Trust Series 2026-225L	4.746%	2/10/2043	440	432
[4,7,8]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.110%	4.777%	10/24/2037	140	140
[4,7,8]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.450%	5.117%	10/24/2037	380	379
[4,8]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	241	242
[4,8]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	392	386
[4,8]	Manhattan West Mortgage Trust Series 2026-2MW	5.498%	6/10/2048	1,120	1,128
[4,8]	Mello Mortgage Capital Acceptance Series 2022-INV1	2.500%	3/25/2052	152	125
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	90	93
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	190	197
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	200	198
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	200	197
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	140	132
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	368	378
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	6.000%	9/25/2054	2,403	2,441
[4,7,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2026-INV1, SOFR30A + 1.150%	4.778%	2/25/2061	2,556	2,536
[4,8]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	159	159
[4,8]	Navient Education Loan Trust Series 2026-A	4.860%	9/15/2056	148	147
[4,8]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	169	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Navient Refinance Loan Trust Series 2026-A	4.500%	1/18/2056	208	205
[4,8]	Navient Refinance Loan Trust Series 2026-B	5.070%	6/15/2056	500	500
[4,8]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	158	155
[4,8]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	190	188
[4,8]	Nelnet Student Loan Trust Series 2026-A	4.780%	2/21/2061	840	829
[4,7,8]	Nelnet Student Loan Trust Series 2026-A, SOFR30A + 1.300%	4.909%	2/21/2061	515	515
[4]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	20	20
[4]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	30	30
[4]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	40	40
[4]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	20	20
[4,8]	NYC Commercial Mortgage Trust Series 2025-28L	4.824%	11/5/2038	100	99
[4,8]	NYC Trust Series 2026-9W57	5.053%	6/6/2040	700	697
[4,8]	OBX Trust Series 2022-INV1	3.000%	12/25/2051	144	123
[4,8]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	253	217
[4,8]	OBX Trust Series 2026-INV1	5.500%	2/25/2056	2,949	2,943
[4,7,8]	OBX Trust Series 2026-INV2, SOFR30A + 1.750%	5.378%	4/25/2056	10,667	10,655
[4,7,8]	OBX Trust Series 2026-INV4, SOFR30A + 1.700%	5.328%	5/25/2056	7,753	7,760
[4,7,8]	OCP Aegis CLO Ltd. Series 2024-39A, TSFR3M + 1.090%	4.770%	4/16/2038	150	150
[4,7,8]	OCP Aegis CLO Ltd. Series 2024-39A, TSFR3M + 1.400%	5.080%	4/16/2038	210	210
[4,7,8]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.210%	4.883%	1/24/2039	170	170
[4,7,8]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.550%	5.223%	1/24/2039	150	150
[4,7,8]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.070%	4.743%	10/15/2034	150	150
[4,7,8]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.450%	5.123%	10/15/2034	190	190
[4,8]	OneMain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	590	590
[4,8]	OneMain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	100	100
[4,8]	OneMain Financial Issuance Trust Series 2026-1A	4.980%	7/14/2039	750	753
[4,8]	OneMain Financial Issuance Trust Series 2026-1A	5.200%	7/14/2039	100	100
[4,8]	OneMain Financial Issuance Trust Series 2026-1A	5.400%	7/14/2039	180	181
[4,5,8,9]	Palmer Square CLO Ltd. Series 2026-2A	1.000%	7/20/2039	470	470
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	20	20
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	20	20
[4,8]	PenFed Auto Receivables Owner Trust Series 2026-A	5.170%	9/15/2032	70	70
[4,8]	PenFed Auto Receivables Owner Trust Series 2026-A	5.660%	7/17/2034	20	20
[4,8]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	100	101
[4,8]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	460	459
[4,8]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	250	249
[4,8]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	80	80
[4,8]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	67	67
[4,8]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	134	134
[4,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	603	614
[4,8]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	2,925	2,912
[4,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	474	482
[4,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	288	290
[4,8]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	137	137
[4,8]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	1,379	1,376
[4,8]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	384	390
[4,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	811	811
[4,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	1,047	1,046
[4,7,8]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	4.978%	10/1/2056	3,404	3,407
[4,7,8]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	4.978%	11/25/2056	2,224	2,226
[4,7,8]	PMT Loan Trust Series 2025-INV12, SOFR30A + 1.300%	4.928%	12/25/2056	2,046	2,045
[4,8]	PMT Loan Trust Series 2026-CNF1	5.000%	1/25/2057	3,800	3,711
[4,7,8]	PMT Loan Trust Series 2026-CNF1, SOFR30A + 1.200%	4.828%	1/25/2057	1,900	1,896
[4,8]	PMT Loan Trust Series 2026-CNF5	5.000%	6/25/2057	3,500	3,418
[4,8]	PMT Loan Trust Series 2026-INV1	5.500%	1/25/2057	1,611	1,611
[4,7,8]	PMT Loan Trust Series 2026-INV1, SOFR30A + 1.300%	4.928%	1/25/2057	18,398	18,353
[4,8]	PMT Loan Trust Series 2026-INV2	5.500%	1/25/2057	2,701	2,690
[4,8]	PMT Loan Trust Series 2026-INV4	6.000%	3/25/2057	2,331	2,381
[4,7,8]	PMT Loan Trust Series 2026-INV4, SOFR30A + 1.450%	5.078%	3/25/2057	2,234	2,234
[4,8]	PMT Loan Trust Series 2026-INV5	5.500%	5/25/2057	2,465	2,460
[4,7,8]	PMT Loan Trust Series 2026-INV5, SOFR30A + 1.500%	5.128%	5/25/2057	789	789
[4,8]	PMT Loan Trust Series 2026-INV6	5.500%	6/25/2057	900	900
[4,7,8]	PMT Loan Trust Series 2026-J1, SOFR30A + 1.150%	4.778%	1/25/2057	678	674
[4,7,8]	PMT Loan Trust Series 2026-J3, SOFR30A + 1.800%	5.428%	6/25/2057	4,550	4,556
[4,8]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	98	94
[4,8]	Progress Residential Trust Series 2024-SFR5	3.000%	8/17/2041	119	112
[4,8]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	199	189
[4,8]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	20	19
[4,8]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	129	122
[4,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	160	151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	60	56
[4,8]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	280	269
[4,8]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	150	141
[4,8]	Progress Residential Trust Series 2026-SFR2	4.240%	5/17/2043	360	347
[4,8]	Progress Residential Trust Series 2026-SFR2	4.320%	5/17/2043	210	200
[4,8]	Progress Residential Trust Series 2026-SFR3	4.000%	7/17/2043	360	343
[4,8]	Progress Residential Trust Series 2026-SFR3	4.200%	7/17/2043	130	123
[4,8]	QTS Issuer ABS II LLC Series 2025-1A	5.044%	10/5/2055	30	29
[4,8]	QTS Issuer ABS II LLC Series 2026-1A	5.364%	1/5/2056	1,250	1,235
[4,8]	QTS Issuer ABS II LLC Series 2026-4A	5.704%	3/5/2056	530	529
[4,5,8]	QTS Issuer ABS II LLC Series 2026-6A	5.340%	7/5/2056	250	250
[4,8]	RATE Mortgage Trust Series 2026-J2	5.000%	7/25/2056	3,900	3,813
[4,8]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	367	375
[4,8]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	100	100
[4,7,8]	Red Oak Funding Master Trust Series 2025-1A, SOFR30A + 2.000%	5.609%	12/20/2030	100	101
[4,8]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	190	184
[4,8]	RKTL Trust Series 2026-1A	4.330%	2/26/2035	100	99
[4,8]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	350	350
[4,8]	Rowe CLO Ltd. Series 2026-1A	5.231%	4/20/2039	280	280
[4,8]	RR 44 Ltd. Series 2026-44A	4.842%	4/15/2041	550	550
[4,8]	RR 44 Ltd. Series 2026-44A	5.072%	4/15/2041	290	289
[4,8]	Sabey Data Center Issuer LLC Series 2026-1	5.482%	1/20/2051	550	545
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	170	170
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2025-A	5.151%	1/16/2034	250	249
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2026-A	5.247%	7/17/2034	250	250
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	50	50
[4]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	85	87
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	60	61
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	60	61
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	170	170
[4]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	390	391
[4]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	50	50
[4]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	895	903
[4]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	440	440
[4]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	220	219
[4]	Santander Drive Auto Receivables Trust Series 2026-1	4.750%	4/15/2032	470	463
[4,8]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	60	61
[4,8]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	30	30
[4,8]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	10	10
[4,8]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	30	30
[4,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	9	9
[4,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	5	5
[4,8]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	18	18
[4,8]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	12	12
[4,8]	Securitized Term Auto Receivables Trust Series 2026-A	4.431%	3/25/2033	66	66
[4,8]	Securitized Term Auto Receivables Trust Series 2026-A	4.873%	3/25/2033	75	74
[4,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	111	113
[4,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	41	41
[4,8]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	4,149	3,809
[4,8]	Sequoia Mortgage Trust Series 2026-7	5.000%	6/25/2056	600	587
[4,8]	Sequoia Mortgage Trust Series 2026-7	5.290%	6/25/2056	4,100	4,060
[4,8]	Sequoia Mortgage Trust Series 2026-HYB2	4.629%	7/25/2056	2,700	2,647
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	75	76
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	85	86
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	30	30
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	60	60
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	10	10
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	60	61
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	40	40
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	160	161
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	230	228
[4,8]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.460%	11/21/2033	780	766
[4,8]	SFS Auto Receivables Securitization Trust Series 2026-2A	4.990%	7/20/2034	170	170
[4,8]	SMB Private Education Loan Trust Series 2026-A	4.680%	12/15/2053	308	302
[4,8]	SoFi Consumer Loan Program Series 2026-3	4.850%	6/25/2035	100	100
[4,8]	SoFi Consumer Loan Program Series 2026-3	5.090%	6/25/2035	320	320
[4,8]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	100	100
[4,8]	SoFi Consumer Loan Program Trust Series 2026-1	4.740%	12/26/2035	170	168
[4,8]	SoFi Consumer Loan Program Trust Series 2026-2	4.800%	3/25/2036	120	119
[4,8]	SoFi Consumer Loan Program Trust Series 2026-2	5.020%	3/25/2036	150	149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	80	80
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	70	70
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA	4.800%	12/20/2030	270	268
[4,5,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-BA	5.040%	3/20/2031	230	230
[4,8]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	108	109
[4,8]	Subway Funding LLC Series 2024-1A	6.268%	7/30/2054	59	59
[4,8]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	290	286
[4,8]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	490	484
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	90	90
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	480	479
[4,8]	Tesla Sustainable Energy Business Trust Series 2026-1A	5.310%	5/20/2052	300	301
[4,8]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	85	85
[4,8]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	100	102
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	30	30
[4,8]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	200	200
[4,8]	Trafigura Securitisation Finance plc Series 2026-1A	5.120%	12/15/2029	610	609
[4,8]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	98	96
[4,8]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	100	97
[4,8]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	46	46
[4,8]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	98	97
[4,8]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	199	198
[4,8]	Truist Bank Auto Credit-Linked Notes Series 2026-1	5.067%	6/26/2034	1,440	1,438
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	20	20
[4,8]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	172	171
[4,8]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	143	143
[4,8]	US Bank NA Series 2026-RVM1	4.959%	12/25/2046	779	770
[4,8]	US Bank NA Series 2026-RVM1	5.595%	12/25/2046	227	224
[4,8]	US Bank NA Series 2026-SUP1	5.500%	6/27/2033	570	570
[4,8]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	710	689
[4,8]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	440	432
[4,8]	VB-S1 Issuer LLC Series 2026-1A	4.693%	3/15/2056	410	401
[4,8]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	110	110
[4,8]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	160	160
[4,8]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	75	75
[4,8]	Verizon Master Trust Series 2024-7	4.840%	8/20/2032	100	99
[4]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	30	30
[4]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	40	40
[4]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	60	60
[4,8]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	110	111
[4,8]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	100	100
[4]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	70	70
[4,8]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	100	100
[4,8]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	100	100
[4,8]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	100	98
[4]	Verizon Master Trust Series 2026-2	4.850%	6/21/2032	100	100
[4,7,8]	Voya CLO Ltd. Series 2022-3A, TSFR3M + 1.130%	4.805%	10/20/2036	210	210
[4,8,9]	Voya CLO Ltd. Series 2026-2A	4.951%	7/15/2039	590	590
[4,8,9]	Voya CLO Ltd. Series 2026-2A	5.251%	7/15/2039	180	180
[4,7,8]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.550%	5.225%	10/20/2038	150	150
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	300	297
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	330	335
[4]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	250	253
[4,8]	Wells Fargo Commercial Mortgage Trust Series 2026-1250B	4.833%	3/10/2041	280	276
[4]	Wells Fargo Commercial Mortgage Trust Series 2026-C66	5.649%	4/15/2059	830	862
[4,8]	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2	2.500%	9/25/2051	198	163
[4,8]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	2.500%	12/25/2051	900	603
[4,8]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	3.000%	12/25/2051	200	144
[4,8]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	311	304
[4,8]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	44	42
[4,8]	Westlake Automobile Receivables Trust Series 2026-1A	4.370%	6/16/2031	510	505
[4,8]	Westlake Automobile Receivables Trust Series 2026-1A	4.750%	7/15/2031	340	336
[4,8]	Westlake Automobile Receivables Trust Series 2026-2A	4.890%	3/15/2032	320	319
[4,8]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	80	80
[4]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	30	30
[4]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	40	40
[4]	World Omni Auto Receivables Trust Series 2026-A	4.360%	12/15/2032	240	236
[4,8]	Yamaha Motor Master Trust II Series 2026-A	4.430%	4/15/2031	440	437
[4,8]	Yamaha Motor Master Trust II Series 2026-A	4.640%	4/15/2031	100	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Yamaha Motor Master Trust II Series 2026-A	4.890%	4/15/2031	100	99
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $222,428)					221,984
Corporate Bonds (34.5%)
Communications (2.8%)
	Airbnb Inc.	4.400%	3/16/2029	460	457
	Airbnb Inc.	4.650%	3/16/2031	240	238
	Airbnb Inc.	5.250%	3/16/2036	440	438
	Alphabet Inc.	4.400%	2/15/2033	249	244
[10]	Alphabet Inc.	4.800%	5/11/2063	200	232
	Alphabet Inc.	5.700%	11/15/2075	453	436
[11]	Alphabet Inc.	6.125%	2/13/2126	100	124
[8]	Altice France SA	6.500%	4/15/2032	107	103
[8]	Altice France SA	6.875%	7/15/2032	100	97
	AMC Global Media Inc.	4.250%	2/15/2029	153	135
[8]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	120	120
	AT&T Inc.	2.250%	2/1/2032	400	348
	AT&T Inc.	4.550%	11/1/2032	775	757
	AT&T Inc.	4.750%	4/30/2033	107	105
	AT&T Inc.	5.125%	4/30/2036	360	353
	AT&T Inc.	5.550%	11/1/2045	845	794
	AT&T Inc.	5.850%	4/30/2046	1,112	1,071
	AT&T Inc.	3.650%	6/1/2051	110	75
	AT&T Inc.	3.500%	9/15/2053	800	519
	AT&T Inc.	3.550%	9/15/2055	150	96
	AT&T Inc.	6.050%	8/15/2056	800	779
[8]	Beacon Point DC LLC	6.129%	11/30/2042	538	544
[8]	Beignet Investor LLC	6.581%	5/30/2049	515	526
[8]	Black Pearl Compute LLC	6.125%	2/15/2031	45	46
[10]	Booking Holdings Inc.	3.875%	3/21/2045	200	205
[8]	Cable One Inc.	4.000%	11/15/2030	165	89
[8]	CCO Holdings LLC	5.125%	5/1/2027	76	76
[8]	CCO Holdings LLC	4.750%	3/1/2030	110	104
[8]	CCO Holdings LLC	4.500%	8/15/2030	191	178
[8]	CCO Holdings LLC	4.250%	2/1/2031	40	36
[8]	CCO Holdings LLC	4.750%	2/1/2032	20	18
	CCO Holdings LLC	4.500%	5/1/2032	545	481
[8]	CCO Holdings LLC	7.000%	2/1/2033	50	49
	Charter Communications Operating LLC	3.750%	2/15/2028	1,715	1,681
	Charter Communications Operating LLC	4.200%	3/15/2028	2,160	2,131
	Charter Communications Operating LLC	2.250%	1/15/2029	480	447
	Charter Communications Operating LLC	5.050%	3/30/2029	1,550	1,544
	Charter Communications Operating LLC	6.100%	6/1/2029	1,625	1,664
	Charter Communications Operating LLC	6.650%	2/1/2034	565	580
	Charter Communications Operating LLC	6.550%	6/1/2034	1,155	1,179
	Charter Communications Operating LLC	3.500%	6/1/2041	715	500
	Charter Communications Operating LLC	6.484%	10/23/2045	1,160	1,066
	Charter Communications Operating LLC	5.750%	4/1/2048	405	341
	Charter Communications Operating LLC	5.125%	7/1/2049	100	77
	Charter Communications Operating LLC	4.800%	3/1/2050	1,060	790
	Charter Communications Operating LLC	6.834%	10/23/2055	380	355
[8]	Cipher Compute LLC	7.125%	11/15/2030	55	57
	Comcast Corp.	2.987%	11/1/2063	130	68
[8]	Cox Communications Inc.	4.800%	2/1/2035	568	510
[8]	CSC Holdings LLC	5.375%	2/1/2028	55	35
[8]	CSC Holdings LLC	11.250%	5/15/2028	215	139
[8]	CSC Holdings LLC	4.125%	12/1/2030	185	110
[8]	Directv Financing LLC	8.875%	2/1/2030	100	102
[8]	Directv Financing LLC	10.000%	2/15/2031	130	135
[4]	Discovery Global Holdings Inc.	4.279%	3/15/2032	155	139
[4]	Discovery Global Holdings Inc.	5.050%	3/15/2042	50	37
[4]	Discovery Global Holdings Inc.	5.141%	3/15/2052	40	27
[8]	DISH Network Corp.	11.750%	11/15/2027	58	60
[8]	EW Scripps Co.	9.875%	8/15/2030	65	57
[8]	Flash Compute LLC	7.250%	12/31/2030	155	159
[8]	Gray Media Inc.	5.375%	11/15/2031	45	30
[8]	Gray Media Inc.	7.250%	8/15/2033	20	20
[8]	HUT 8 DC LLC	6.192%	11/15/2042	752	763
[8]	Meridian Arc Holdco LLC	6.250%	4/30/2031	210	210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Meta Platforms Inc.	4.200%	11/15/2030	320	315
	Meta Platforms Inc.	4.550%	5/15/2031	1,281	1,274
	Meta Platforms Inc.	4.875%	11/15/2035	570	555
	Meta Platforms Inc.	5.250%	5/15/2036	553	549
	Meta Platforms Inc.	5.500%	11/15/2045	450	418
	Meta Platforms Inc.	4.450%	8/15/2052	168	129
	Meta Platforms Inc.	5.400%	8/15/2054	430	380
	Meta Platforms Inc.	6.300%	5/15/2056	560	557
	Meta Platforms Inc.	5.750%	11/15/2065	150	135
[8]	Midcontinent Communications	8.000%	8/15/2032	210	185
[8]	Nexstar Media Inc.	6.500%	9/15/2033	235	235
[8]	Nexstar Media Inc.	7.250%	4/15/2034	100	100
[8]	NTT Finance Corp.	4.567%	7/16/2027	200	200
[8,10]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	110	131
[8]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	85	89
[8]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	160	170
	Omnicom Group Inc.	3.375%	3/1/2041	25	19
[8]	Orange SA	4.750%	1/13/2033	1,045	1,025
[8]	Outfront Media Capital LLC	4.625%	3/15/2030	35	34
	Paramount Global	2.900%	1/15/2027	29	29
	Paramount Global	4.200%	6/1/2029	80	77
	Paramount Global	4.950%	1/15/2031	279	259
	Paramount Global	4.375%	3/15/2043	150	97
	Paramount Global	5.850%	9/1/2043	20	15
	Paramount Global	4.950%	5/19/2050	20	13
[8]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	365	365
[8]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	982	981
	Rogers Communications Inc.	3.800%	3/15/2032	300	279
	Rogers Communications Inc.	5.300%	2/15/2034	750	744
	Rogers Communications Inc.	7.000%	4/15/2055	65	66
	Rogers Communications Inc.	7.125%	4/15/2055	110	113
[8]	Scripps Escrow II Inc.	3.875%	1/15/2029	15	14
[8]	Space Exploration Technologies Corp.	5.350%	7/15/2031	1,450	1,448
[8]	Space Exploration Technologies Corp.	5.650%	7/15/2033	3,410	3,391
[8]	Space Exploration Technologies Corp.	5.875%	7/15/2036	900	888
[8]	Stingray Compute LLC	6.000%	6/15/2031	115	115
[8]	Sunrise FinCo I BV	4.875%	7/15/2031	30	28
[8]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	230	227
[11]	Time Warner Cable LLC	5.750%	6/2/2031	400	529
	Time Warner Cable LLC	7.300%	7/1/2038	15	15
	Time Warner Cable LLC	5.875%	11/15/2040	70	63
	Time Warner Cable LLC	4.500%	9/15/2042	7	5
	T-Mobile USA Inc.	4.375%	4/15/2040	225	199
	T-Mobile USA Inc.	3.000%	2/15/2041	700	517
	T-Mobile USA Inc.	4.500%	4/15/2050	270	218
	T-Mobile USA Inc.	5.650%	1/15/2053	230	216
	T-Mobile USA Inc.	5.875%	11/15/2055	400	389
	Uber Technologies Inc.	4.800%	9/15/2034	210	206
	Uber Technologies Inc.	4.800%	9/15/2035	465	451
[8]	Univision Communications Inc.	7.375%	6/30/2030	38	38
[8]	Univision Communications Inc.	8.500%	7/31/2031	103	104
[8]	Univision Communications Inc.	9.375%	8/1/2032	60	61
[8]	Univision Communications Inc.	8.875%	4/15/2033	175	172
	Verizon Communications Inc.	2.550%	3/21/2031	350	318
	Verizon Communications Inc.	4.750%	1/15/2033	664	654
	Verizon Communications Inc.	5.250%	3/16/2037	370	366
	Verizon Communications Inc.	4.750%	11/1/2041	310	278
	Verizon Communications Inc.	5.875%	11/30/2055	796	772
[8]	Virgin Media Finance plc	5.000%	7/15/2030	200	151
[8]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	100	80
	Vodafone Group plc	5.625%	2/10/2053	70	65
	Vodafone Group plc	5.750%	6/28/2054	140	132
[8]	VZ Secured Financing BV	5.000%	1/15/2032	95	83
[8]	WULF Compute LLC	7.750%	10/15/2030	220	231
					46,848
Consumer Discretionary (2.1%)
[8]	1011778 BC ULC	3.875%	1/15/2028	11	11
[8]	1011778 BC ULC	3.500%	2/15/2029	40	39
[8]	1011778 BC ULC	6.125%	6/15/2029	60	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	1011778 BC ULC	5.625%	9/15/2029	85	86
[8]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	175	177
[8]	Academy Ltd.	5.875%	5/15/2031	195	195
[8]	Acushnet Co.	5.625%	12/1/2033	60	60
[8]	ADT Security Corp.	5.875%	10/15/2033	40	39
	Advance Auto Parts Inc.	3.900%	4/15/2030	35	33
[8]	Advance Auto Parts Inc.	7.000%	8/1/2030	110	113
[8]	Advance Auto Parts Inc.	7.375%	8/1/2033	80	83
[8]	Allied Universal Holdco LLC	7.875%	2/15/2031	20	21
	Amazon.com Inc.	4.550%	3/13/2033	575	566
[12]	Amazon.com Inc.	4.350%	6/12/2036	892	634
	Amazon.com Inc.	5.650%	3/13/2046	960	950
	Amazon.com Inc.	4.050%	8/22/2047	475	376
	Amazon.com Inc.	5.550%	11/20/2065	50	47
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	48	47
	American Honda Finance Corp.	4.550%	3/3/2028	550	549
	American Honda Finance Corp.	4.450%	1/8/2031	590	578
[4]	American Honda Finance Corp.	5.050%	7/10/2031	110	110
[4]	American Honda Finance Corp.	5.200%	4/8/2033	200	200
[8]	Ameritex Holdco Intermediate LLC	7.625%	8/15/2033	20	21
	AutoZone Inc.	4.750%	8/1/2032	410	405
	AutoZone Inc.	5.400%	7/15/2034	350	356
[8,10]	Banijay Gaming SAS	5.125%	12/10/2031	100	116
	Bath & Body Works Inc.	7.500%	6/15/2029	125	126
[8]	Bath & Body Works Inc.	6.625%	10/1/2030	180	184
	Bath & Body Works Inc.	6.875%	11/1/2035	50	51
[8,13]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	16	17
[8]	Belron UK Finance plc	5.750%	10/15/2029	75	75
	BorgWarner Inc.	4.950%	8/15/2029	40	40
	Boyd Gaming Corp.	4.750%	12/1/2027	50	50
[8]	Brightstar Lottery plc	5.750%	1/15/2033	170	167
[8]	Builders FirstSource Inc.	6.750%	5/15/2035	70	71
[8]	Caesars Entertainment Inc.	4.625%	10/15/2029	10	10
[8]	Carnival Corp. Ltd.	4.000%	8/1/2028	3	3
[8]	Carnival Corp. Ltd.	5.125%	5/1/2029	130	130
[8]	Carnival Corp. Ltd.	5.750%	3/15/2030	170	172
[8]	Carnival Corp. Ltd.	5.875%	6/15/2031	70	71
[8]	Champ Acquisition Corp.	8.375%	12/1/2031	5	5
[8]	Churchill Downs Inc.	5.500%	4/1/2027	460	460
[8]	Churchill Downs Inc.	5.750%	4/1/2030	46	46
[8]	Clarios Global LP	6.750%	2/15/2030	10	10
[8]	Clarios Global LP	6.750%	9/15/2032	20	20
[8]	CompoSecure Holdings LLC	5.625%	2/1/2033	25	24
[8]	Cyprium Corp.	6.125%	4/15/2031	30	30
	Ferguson Enterprises Inc.	4.350%	3/15/2031	275	270
[8]	Flutter Treasury DAC	5.875%	6/4/2031	175	174
	Ford Motor Co.	4.750%	1/15/2043	90	71
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	300	290
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	730	724
[8]	Garda World Security Corp.	6.500%	1/15/2031	85	86
[8]	Garda World Security Corp.	8.250%	8/1/2032	107	110
	General Motors Co.	5.400%	10/15/2029	400	407
	General Motors Co.	6.250%	4/15/2035	310	325
	General Motors Co.	6.600%	4/1/2036	660	708
	General Motors Co.	5.400%	4/1/2048	310	278
	General Motors Financial Co. Inc.	5.350%	7/15/2027	45	45
	General Motors Financial Co. Inc.	2.700%	8/20/2027	370	363
	General Motors Financial Co. Inc.	6.000%	1/9/2028	990	1,009
	General Motors Financial Co. Inc.	2.400%	4/10/2028	400	385
	General Motors Financial Co. Inc.	2.400%	10/15/2028	795	755
	General Motors Financial Co. Inc.	4.300%	4/6/2029	790	780
	General Motors Financial Co. Inc.	4.750%	4/6/2029	910	909
	General Motors Financial Co. Inc.	5.550%	7/15/2029	340	347
	General Motors Financial Co. Inc.	4.900%	10/6/2029	625	627
	General Motors Financial Co. Inc.	5.350%	1/7/2030	625	635
	General Motors Financial Co. Inc.	5.850%	4/6/2030	340	351
	General Motors Financial Co. Inc.	2.350%	1/8/2031	300	268
	General Motors Financial Co. Inc.	4.600%	1/8/2031	1,685	1,662
	General Motors Financial Co. Inc.	5.750%	2/8/2031	725	748
	General Motors Financial Co. Inc.	5.600%	6/18/2031	390	399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	5.100%	9/15/2031	1,520	1,523
	General Motors Financial Co. Inc.	3.100%	1/12/2032	420	380
	General Motors Financial Co. Inc.	5.625%	4/4/2032	300	307
	General Motors Financial Co. Inc.	6.400%	1/9/2033	500	531
	General Motors Financial Co. Inc.	5.950%	4/4/2034	400	414
	General Motors Financial Co. Inc.	5.450%	1/8/2036	215	214
[8]	Gildan Activewear Inc.	4.700%	10/7/2030	30	29
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	8	8
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	74	71
	Goodyear Tire & Rubber Co.	5.250%	7/15/2031	185	165
	Goodyear Tire & Rubber Co.	8.875%	7/15/2032	25	25
[8]	Hilton Domestic Operating Co. Inc.	5.500%	9/15/2031	215	215
[8]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	95	96
[8]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	105	105
[8]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	85	84
	Hilton Worldwide Finance LLC	4.875%	4/1/2027	40	40
	Home Depot Inc.	4.875%	2/15/2044	400	369
	Home Depot Inc.	3.900%	6/15/2047	300	235
[8,13]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	80	83
[8]	JH North America Holdings Inc.	5.875%	1/31/2031	45	45
[8]	JH North America Holdings Inc.	6.125%	7/31/2032	15	15
[8]	Light & Wonder International Inc.	6.250%	10/1/2033	55	55
[8]	Live Nation Entertainment Inc.	6.500%	5/15/2027	312	312
	Lowe's Cos. Inc.	4.000%	10/15/2028	80	79
	Lowe's Cos. Inc.	4.500%	10/15/2032	1,945	1,904
	Lowe's Cos. Inc.	3.000%	10/15/2050	400	253
	Lowe's Cos. Inc.	5.625%	4/15/2053	280	270
[4]	Marriott International Inc.	4.625%	6/15/2030	300	299
	Marriott International Inc.	5.500%	4/15/2037	200	202
[8]	Melco Resorts Finance Ltd.	5.375%	12/4/2029	2	2
[8]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	270	265
[8]	Men's Wearhouse LLC	9.000%	2/1/2031	10	11
[8]	MGM China Holdings Ltd.	4.750%	2/1/2027	40	40
[8]	MGM China Holdings Ltd.	7.125%	6/26/2031	70	72
[8]	MGM China Holdings Ltd.	6.250%	5/15/2033	165	162
[8]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	240	238
[8]	NCL Corp. Ltd.	7.750%	2/15/2029	42	44
[8]	NCL Corp. Ltd.	5.875%	1/15/2031	155	150
[8]	NCL Corp. Ltd.	6.750%	2/1/2032	190	190
[8]	NCL Finance Ltd.	6.125%	3/15/2028	60	60
	Newell Brands Inc.	6.375%	9/15/2027	87	88
[8]	Newell Brands Inc.	8.500%	6/1/2028	85	89
	Newell Brands Inc.	6.625%	9/15/2029	40	41
	Newell Brands Inc.	6.625%	5/15/2032	70	71
	Newell Brands Inc.	7.375%	4/1/2036	30	30
	Newell Brands Inc.	7.500%	4/1/2046	57	53
[8]	Nissan Motor Acceptance Co. LLC	7.050%	9/15/2028	25	26
[8]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	45	45
[8]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	40	39
[8]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	345	339
[8]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	20	21
[8]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	85	91
[8]	Pioneer Opco LLC	7.000%	5/15/2033	215	219
[8]	QXO Building Products Inc.	6.500%	7/15/2031	40	41
[8]	QXO Building Products Inc.	6.750%	4/30/2032	50	52
[8]	QXO Building Products Inc.	6.875%	7/15/2034	60	62
[8]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	40	41
	Service Corp. International	5.750%	10/15/2032	100	100
	Six Flags Entertainment Corp.	5.250%	7/15/2029	30	29
[8]	Six Flags Entertainment Corp.	8.625%	1/15/2032	180	185
[8]	Standard Building Solutions Inc.	6.500%	8/15/2032	15	15
[8]	Standard Building Solutions Inc.	6.250%	8/1/2033	215	213
[8]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	715	709
[4,10]	Stellantis NV	4.625%	6/6/2035	500	556
[8]	Studio City Finance Ltd.	5.000%	1/15/2029	121	116
[8]	Vail Resorts Inc.	5.625%	7/15/2030	70	70
[8]	Vail Resorts Inc.	6.500%	5/15/2032	75	76
[8]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	455	454
[4,10]	Volkswagen International Finance NV	4.375%	Perpetual	500	552
[8]	Wayfair LLC	7.250%	10/31/2029	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Wayfair LLC	7.750%	9/15/2030	195	205
[8]	Wayfair LLC	7.125%	5/31/2034	30	31
	Whirlpool Corp.	6.125%	6/15/2030	35	32
[8]	Whirlpool Corp.	7.500%	7/1/2031	40	41
	Whirlpool Corp.	6.500%	6/15/2033	181	157
[8]	Whirlpool Corp.	7.875%	7/1/2034	20	20
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	120	118
[8]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	65	64
[8]	Wynn Macau Ltd.	5.500%	10/1/2027	60	60
[8]	Wynn Macau Ltd.	5.625%	8/26/2028	109	108
[8]	Wynn Macau Ltd.	5.125%	12/15/2029	5	5
[8]	Wynn Macau Ltd.	6.750%	2/15/2034	200	199
[8]	ZF North America Capital Inc.	7.500%	3/24/2031	455	458
[8]	ZF North America Capital Inc.	6.875%	4/23/2032	15	15
					35,885
Consumer Staples (1.4%)
[8]	Albertsons Cos. Inc.	5.500%	3/31/2031	105	103
[8]	Albertsons Cos. Inc.	6.250%	3/15/2033	105	104
[8]	Albertsons Cos. Inc.	5.750%	3/31/2034	165	157
	Altria Group Inc.	5.800%	2/14/2039	200	203
	Altria Group Inc.	5.375%	1/31/2044	700	653
	Altria Group Inc.	3.875%	9/16/2046	770	572
	Altria Group Inc.	3.700%	2/4/2051	25	17
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	25	25
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	400	377
	BAT Capital Corp.	3.557%	8/15/2027	25	25
	BAT Capital Corp.	2.259%	3/25/2028	60	58
	BAT Capital Corp.	4.906%	4/2/2030	20	20
	BAT Capital Corp.	6.343%	8/2/2030	230	243
	BAT Capital Corp.	4.625%	3/22/2033	790	773
	BAT Capital Corp.	6.421%	8/2/2033	359	388
	BAT Capital Corp.	4.758%	9/6/2049	122	102
	BAT Capital Corp.	5.650%	3/16/2052	60	57
	BAT Capital Corp.	7.081%	8/2/2053	870	982
[4,10]	BAT International Finance plc	2.000%	3/13/2045	100	80
[10]	British American Tobacco plc	4.750%	Perpetual	200	230
[8]	Chobani LLC	6.375%	4/15/2034	90	91
	Constellation Brands Inc.	2.250%	8/1/2031	160	141
	Constellation Brands Inc.	4.750%	5/9/2032	300	297
[8]	Darling Ingredients Inc.	5.250%	4/15/2027	110	110
[8]	Energizer Holdings Inc.	4.375%	3/31/2029	300	290
[8]	Energizer Holdings Inc.	6.000%	9/15/2033	160	154
[8]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	85	83
[8]	Imperial Brands Finance plc	4.500%	6/30/2028	400	399
[8]	Imperial Brands Finance plc	6.375%	7/1/2055	325	330
	JBS NV	3.000%	2/2/2029	475	456
	JBS NV	3.625%	1/15/2032	375	347
	JBS NV	3.000%	5/15/2032	1,070	950
	JBS NV	5.750%	4/1/2033	191	196
	JBS NV	6.750%	3/15/2034	24	26
	JBS NV	5.500%	1/15/2036	310	309
	JBS NV	7.250%	11/15/2053	790	863
	JBS NV	6.375%	2/25/2055	560	559
	JBS NV	6.250%	3/1/2056	1,325	1,296
[8]	KeHE Distributors LLC	9.000%	2/15/2029	125	131
[8]	KeHE Distributors LLC	7.125%	4/30/2033	90	92
	Kraft Heinz Foods Co.	5.200%	7/15/2045	830	740
	Kraft Heinz Foods Co.	4.375%	6/1/2046	52	41
	Kraft Heinz Foods Co.	4.875%	10/1/2049	425	356
	Kraft Heinz Foods Co.	5.500%	6/1/2050	720	655
	Kroger Co.	5.000%	9/15/2034	440	434
	Kroger Co.	5.500%	9/15/2054	850	798
	Kroger Co.	5.650%	9/15/2064	400	375
[8]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	108	103
[8]	Mars Inc.	5.000%	3/1/2032	135	136
[8]	Mars Inc.	5.200%	3/1/2035	963	967
[8]	Mars Inc.	5.700%	5/1/2055	1,090	1,073
[8]	Mars Inc.	5.800%	5/1/2065	350	347
	Molson Coors Beverage Co.	5.500%	7/8/2036	450	452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Opal Bidco SAS	6.500%	3/31/2032	225	229
[8]	Performance Food Group Inc.	6.125%	9/15/2032	15	15
[8]	Performance Food Group Inc.	5.625%	3/1/2034	85	83
	Philip Morris International Inc.	4.250%	10/29/2032	570	552
	Philip Morris International Inc.	5.375%	2/15/2033	350	359
	Philip Morris International Inc.	5.250%	2/13/2034	230	234
	Philip Morris International Inc.	4.625%	10/29/2035	170	164
	Philip Morris International Inc.	4.875%	4/29/2036	2,255	2,208
[8]	Post Holdings Inc.	6.250%	2/15/2032	40	41
[8]	Post Holdings Inc.	6.375%	3/1/2033	25	25
[8]	Post Holdings Inc.	6.250%	10/15/2034	25	25
[8]	Post Holdings Inc.	6.500%	3/15/2036	105	104
	Reynolds American Inc.	5.850%	8/15/2045	400	394
	Sysco Corp.	4.400%	7/25/2031	65	63
	Tyson Foods Inc.	4.950%	2/20/2036	140	136
[8]	US Foods Inc.	5.750%	4/15/2033	15	15
					23,413
Energy (2.9%)
[4]	Abu Dhabi Crude Oil Pipeline LLC	3.650%	11/2/2029	2,530	2,441
[8]	Antero Midstream Partners LP	5.750%	10/15/2033	60	59
[8]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	170	172
[8]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	90	91
	Baker Hughes Holdings LLC	4.650%	6/15/2033	1,335	1,305
	Baker Hughes Holdings LLC	5.850%	6/15/2056	320	316
[8]	Blue Racer Midstream LLC	7.000%	7/15/2029	50	51
[8]	Blue Racer Midstream LLC	7.250%	7/15/2032	30	31
	Boardwalk Pipelines LP	4.800%	5/3/2029	35	35
	BP Capital Markets America Inc.	4.893%	9/11/2033	1,610	1,603
	BP Capital Markets America Inc.	5.227%	11/17/2034	710	719
	BP Capital Markets America Inc.	3.060%	6/17/2041	2,328	1,752
	BP Capital Markets America Inc.	2.772%	11/10/2050	675	415
	BP Capital Markets America Inc.	2.939%	6/4/2051	620	392
	BP Capital Markets America Inc.	3.001%	3/17/2052	300	191
[8]	California Resources Corp.	7.000%	1/15/2034	60	59
[8]	Cheniere Energy Inc.	5.200%	7/30/2036	580	571
[8]	Cheniere Energy Inc.	6.000%	7/30/2056	700	700
	Cheniere Energy Partners LP	3.250%	1/31/2032	1,230	1,129
	Cheniere Energy Partners LP	5.950%	6/30/2033	1	1
[8]	Cheniere Energy Partners LP	6.050%	11/30/2056	1,330	1,343
[8]	Chord Energy Corp.	6.000%	10/1/2030	295	296
[8]	CNX Resources Corp.	7.375%	1/15/2031	40	41
[8]	CNX Resources Corp.	7.250%	3/1/2032	55	57
[8]	CNX Resources Corp.	5.875%	3/1/2034	85	83
	Continental Resources Inc.	4.900%	6/1/2044	90	74
[8]	Devon Energy Corp.	5.600%	3/15/2034	740	759
[8]	Devon Energy Corp.	5.400%	2/15/2035	250	252
	Devon Energy Corp.	5.750%	9/15/2054	770	742
[8]	Devon Energy Corp.	5.900%	2/15/2055	660	650
	Diamondback Energy Inc.	5.400%	4/18/2034	300	304
	Diamondback Energy Inc.	5.750%	4/18/2054	295	287
	Diamondback Energy Inc.	5.900%	4/18/2064	110	108
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	170	174
	Enbridge Energy Partners LP	7.375%	10/15/2045	300	347
	Enbridge Inc.	5.300%	4/5/2029	25	25
	Enbridge Inc.	4.900%	6/20/2030	320	321
	Enbridge Inc.	6.200%	11/15/2030	430	452
	Enbridge Inc.	5.700%	3/8/2033	1,525	1,575
	Enbridge Inc.	2.500%	8/1/2033	370	315
	Enbridge Inc.	6.700%	11/15/2053	275	302
	Enbridge Inc.	5.950%	4/5/2054	290	291
	Energy Transfer LP	5.250%	4/15/2029	101	102
	Energy Transfer LP	5.250%	7/1/2029	60	61
	Energy Transfer LP	6.400%	12/1/2030	67	71
	Energy Transfer LP	4.550%	1/15/2031	300	296
	Energy Transfer LP	5.000%	5/15/2050	397	336
	Energy Transfer LP	5.950%	5/15/2054	470	450
[8]	Eni SpA	5.250%	5/18/2036	630	619
[8]	Eni SpA	6.000%	5/18/2056	290	287
	EOG Resources Inc.	5.650%	12/1/2054	850	832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EQT Corp.	4.500%	1/15/2029	2	2
	EQT Corp.	7.500%	6/1/2030	3	3
[8]	Excelerate Energy LP	8.000%	5/15/2030	95	100
	Exxon Mobil Corp.	4.327%	3/19/2050	400	334
[4]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	463	452
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	2,178	1,943
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/2036	1,000	872
	Genesis Energy LP	8.000%	5/15/2033	10	10
	Genesis Energy LP	6.750%	3/15/2034	75	74
[4]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	450	461
	Halliburton Co.	4.750%	8/1/2043	200	176
[8]	Harvest Midstream I LP	6.750%	5/15/2034	195	198
	Helmerich & Payne Inc.	4.850%	12/1/2029	360	359
	Hess Corp.	7.875%	10/1/2029	65	71
[8]	Hess Midstream Operations LP	6.500%	6/1/2029	12	12
[8]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	75	76
[4]	KazMunayGas National Co. JSC	5.375%	4/24/2030	200	202
	Kinder Morgan Inc.	5.150%	6/1/2030	300	305
[8]	Kinetik Holdings LP	6.625%	12/15/2028	80	81
	Marathon Petroleum Corp.	5.150%	3/1/2030	430	436
[8]	Matador Resources Co.	6.000%	4/15/2034	75	73
	MPLX LP	4.800%	2/15/2029	80	80
[8]	Noble Finance II LLC	8.000%	4/15/2030	252	261
[8]	Noble Finance II LLC	6.250%	6/15/2034	110	108
	Occidental Petroleum Corp.	6.625%	9/1/2030	830	878
	Occidental Petroleum Corp.	6.050%	10/1/2054	1,127	1,142
	ONEOK Inc.	4.750%	10/15/2031	300	297
[4]	OQ SAOC	5.125%	5/6/2028	2,500	2,502
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	370	369
	Petrobras Global Finance BV	5.125%	9/10/2030	2,662	2,619
[4]	Petronas Capital Ltd.	4.950%	1/3/2031	320	324
[4]	Petronas Capital Ltd.	5.340%	4/3/2035	368	377
	Phillips 66	5.875%	5/1/2042	100	101
	Phillips 66 Co.	5.250%	6/15/2031	1,560	1,588
	Phillips 66 Co.	5.650%	6/15/2054	60	57
	Plains All American Pipeline LP	4.700%	1/15/2031	130	129
	Plains All American Pipeline LP	5.600%	1/15/2036	425	427
[8]	Range Resources Corp.	4.750%	2/15/2030	10	10
[8]	Rockies Express Pipeline LLC	4.950%	7/15/2029	35	35
[8]	Rockies Express Pipeline LLC	6.750%	3/15/2033	55	57
[4]	SA Global Sukuk Ltd.	4.125%	9/17/2030	1,230	1,191
[4]	SA Global Sukuk Ltd.	2.694%	6/17/2031	355	319
	Schlumberger Investment SA	4.800%	5/7/2033	550	547
[8]	Seadrill Finance Ltd.	6.750%	7/15/2034	98	95
	SM Energy Co.	6.625%	1/15/2027	110	110
[8]	SM Energy Co.	6.750%	8/1/2029	20	20
[8]	SM Energy Co.	8.750%	7/1/2031	40	42
[8]	SM Energy Co.	7.000%	8/1/2032	115	116
[8]	SM Energy Co.	9.625%	6/15/2033	130	143
[8]	SM Energy Co.	6.625%	4/15/2034	150	148
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	120	128
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	20	21
[8]	Sunoco LP	5.625%	3/15/2031	45	45
[8]	Sunoco LP	5.375%	7/15/2031	45	44
[8]	Sunoco LP	5.625%	7/15/2034	65	63
[8]	Sunoco LP	7.875%	Perpetual	70	73
[8]	Tallgrass Energy Partners LP	6.000%	12/31/2030	20	20
[8]	Tallgrass Energy Partners LP	6.750%	3/15/2034	90	91
	Targa Resources Corp.	5.200%	7/1/2027	40	40
	Targa Resources Corp.	6.150%	3/1/2029	65	67
	Targa Resources Corp.	5.650%	2/15/2036	700	712
[4,10]	TotalEnergies Capital International SA	3.852%	3/3/2045	200	213
[4,10]	TotalEnergies SE	1.625%	Perpetual	100	111
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	393	391
[8]	Transocean International Ltd.	8.250%	5/15/2029	52	54
[8]	Transocean International Ltd.	8.500%	5/15/2031	455	472
[8]	Transocean International Ltd.	7.875%	10/15/2032	35	36
[8]	Valaris Ltd.	8.375%	4/30/2030	106	110
	Valero Energy Corp.	5.150%	2/15/2030	170	173
[8]	Venture Global LNG Inc.	8.375%	6/1/2031	15	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Venture Global LNG Inc.	9.875%	2/1/2032	245	261
[8]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	30	31
[8]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	50	52
[8]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	340	354
[8]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	195	207
	Western Midstream Operating LP	4.750%	8/15/2028	40	40
	Western Midstream Operating LP	4.050%	2/1/2030	310	300
					48,342
Financials (10.9%)
[8]	200 Park Funding Trust	5.740%	2/15/2055	294	287
[5]	Aercap Funding DAC	4.875%	7/7/2031	835	832
	AerCap Ireland Capital DAC	3.650%	7/21/2027	300	298
	AerCap Ireland Capital DAC	4.625%	10/15/2027	300	300
	AerCap Ireland Capital DAC	4.875%	4/1/2028	276	277
	AerCap Ireland Capital DAC	3.000%	10/29/2028	1,935	1,863
	AerCap Ireland Capital DAC	5.100%	1/19/2029	1,025	1,034
	AerCap Ireland Capital DAC	4.125%	2/28/2029	400	394
	AerCap Ireland Capital DAC	6.150%	9/30/2030	525	549
	AerCap Ireland Capital DAC	4.375%	11/15/2030	357	350
	AerCap Ireland Capital DAC	3.300%	1/30/2032	575	526
	AerCap Ireland Capital DAC	3.400%	10/29/2033	350	311
	AerCap Ireland Capital DAC	4.950%	9/10/2034	1,000	975
	Ally Financial Inc.	5.737%	5/15/2029	127	129
	American Express Co.	4.989%	5/26/2033	320	318
	American Express Co.	5.915%	4/25/2035	350	364
	American International Group Inc.	4.850%	5/7/2030	980	985
	American International Group Inc.	4.750%	4/1/2048	90	79
	American International Group Inc.	4.375%	6/30/2050	40	33
[8]	AmWINS Group Inc.	6.375%	2/15/2029	77	77
[8]	AmWINS Group Inc.	4.875%	6/30/2029	53	51
	Aon North America Inc.	5.150%	3/1/2029	140	142
	Aon North America Inc.	5.450%	3/1/2034	625	638
	Apollo Global Management Inc.	5.150%	8/12/2035	997	969
	Apollo Global Management Inc.	5.800%	5/21/2054	95	90
	Apollo Global Management Inc.	6.000%	12/15/2054	137	133
	Arch Capital Group Ltd.	5.950%	6/15/2056	680	687
	Ares Strategic Income Fund	5.700%	3/15/2028	130	130
	Ares Strategic Income Fund	6.350%	8/15/2029	8	8
[4,10]	Artea Bankas AB	4.597%	6/25/2030	900	1,047
	Arthur J Gallagher & Co.	4.600%	12/15/2027	200	200
	Arthur J Gallagher & Co.	6.500%	2/15/2034	100	108
[8]	Asurion LLC	8.000%	12/31/2032	195	197
[8]	Asurion LLC	8.375%	2/1/2034	85	79
	Athene Holding Ltd.	4.125%	1/12/2028	530	525
	Athene Holding Ltd.	3.450%	5/15/2052	370	231
	Athene Holding Ltd.	6.625%	10/15/2054	80	77
[10]	Athora Holding Ltd.	6.625%	6/16/2028	1,000	1,193
[10]	Athora Holding Ltd.	5.875%	9/10/2034	475	575
[8]	Aviation Capital Group LLC	4.875%	1/28/2033	515	500
[8]	Banco Nacional de Comercio Exterior SNC	6.000%	5/14/2036	1,188	1,174
	Banco Santander SA	6.607%	11/7/2028	100	105
	Banco Santander SA	5.439%	7/15/2031	400	410
	Banco Santander SA	5.437%	4/15/2036	400	401
[4]	Bank of America Corp.	4.948%	7/22/2028	515	517
[4]	Bank of America Corp.	3.970%	3/5/2029	120	119
[4]	Bank of America Corp.	2.496%	2/13/2031	725	670
	Bank of America Corp.	4.456%	2/6/2032	450	442
	Bank of America Corp.	2.687%	4/22/2032	992	899
	Bank of America Corp.	4.571%	4/27/2033	280	275
	Bank of America Corp.	5.511%	1/24/2036	41	42
	Bank of America Corp.	5.464%	5/9/2036	300	306
	Bank of America Corp.	5.045%	2/6/2037	970	955
	Bank of America Corp.	5.489%	4/23/2037	2,250	2,244
[4]	Bank of America Corp.	5.875%	2/7/2042	340	353
[4]	Bank of America Corp.	5.000%	1/21/2044	340	320
[4]	Bank of America Corp.	4.443%	1/20/2048	100	85
[4]	Bank of America Corp.	4.083%	3/20/2051	340	269
[4]	Bank of Montreal	3.803%	12/15/2032	300	295
	Bank of Montreal	3.088%	1/10/2037	270	242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	120	131
	Bank of New York Mellon Corp.	5.316%	6/6/2036	479	485
	Bank of New York Mellon Corp.	5.085%	4/23/2037	1,395	1,382
	Barclays plc	6.496%	9/13/2027	820	823
	Barclays plc	5.501%	8/9/2028	300	303
	Barclays plc	4.837%	9/10/2028	140	140
	Barclays plc	5.086%	2/25/2029	274	275
[4]	Barclays plc	5.088%	6/20/2030	200	200
	Barclays plc	2.894%	11/24/2032	570	511
	Barclays plc	5.207%	2/24/2037	800	779
	Barclays plc	4.950%	1/10/2047	300	267
[8]	Block Inc.	5.625%	8/15/2030	200	201
	Block Inc.	6.500%	5/15/2032	105	107
[8]	Block Inc.	6.000%	8/15/2033	30	30
[8]	BNP Paribas SA	5.176%	1/9/2030	400	404
[8]	BNP Paribas SA	5.497%	5/20/2030	100	102
[8]	BNP Paribas SA	5.283%	11/19/2030	375	379
[8]	BNP Paribas SA	5.894%	12/5/2034	300	313
[8]	BPCE SA	5.184%	6/2/2032	1,540	1,538
[8]	BPCE SA	6.508%	1/18/2035	100	104
[4,10]	BPCE SA	4.125%	2/27/2039	200	226
	Brown & Brown Inc.	4.700%	6/23/2028	171	171
[8]	Burford Capital Global Finance LLC	6.250%	4/15/2028	20	20
[8]	Burford Capital Global Finance LLC	9.250%	7/1/2031	20	19
[8]	Burford Capital Global Finance LLC	8.500%	1/15/2034	170	149
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	300	297
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	190	202
	Capital One Financial Corp.	5.468%	2/1/2029	215	218
	Capital One Financial Corp.	6.312%	6/8/2029	530	545
	Capital One Financial Corp.	5.700%	2/1/2030	627	640
[4]	Capital One Financial Corp.	7.624%	10/30/2031	240	263
	Capital One Financial Corp.	5.268%	5/10/2033	175	175
	Capital One Financial Corp.	6.051%	2/1/2035	103	107
	Capital One Financial Corp.	6.183%	1/30/2036	410	420
	Capital One Financial Corp.	5.197%	9/11/2036	374	365
	Capital One Financial Corp.	5.399%	1/30/2037	2,780	2,749
	Carlyle Group Inc.	5.050%	9/19/2035	74	71
	Charles Schwab Corp.	6.136%	8/24/2034	167	177
	Citigroup Inc.	4.643%	5/7/2028	2,215	2,216
[4]	Citigroup Inc.	4.075%	4/23/2029	350	347
	Citigroup Inc.	4.542%	9/19/2030	520	516
	Citigroup Inc.	6.174%	5/25/2034	90	94
	Citigroup Inc.	5.827%	2/13/2035	120	122
	Citigroup Inc.	6.020%	1/24/2036	190	196
	Citizens Bank NA	4.192%	1/29/2029	300	298
[11]	Close Brothers Group plc	7.750%	6/14/2028	691	953
[11]	Close Brothers Group plc	6.125%	8/3/2036	100	130
[8]	Cooperatieve Rabobank UA	3.649%	4/6/2028	200	199
[8]	Cooperatieve Rabobank UA	5.447%	3/5/2030	300	305
[4]	Cooperatieve Rabobank UA	5.250%	5/24/2041	1,525	1,502
	Cooperatieve Rabobank UA	5.750%	12/1/2043	380	376
	Cooperatieve Rabobank UA	5.250%	8/4/2045	950	880
	Corebridge Financial Inc.	3.850%	4/5/2029	205	200
[8]	Corebridge Global Funding	4.650%	8/20/2027	1,520	1,522
[8]	CRC Insurance Group LLC	7.125%	6/1/2031	165	164
[8]	Credit Acceptance Corp.	9.250%	12/15/2028	50	52
[8]	Credit Acceptance Corp.	6.625%	3/15/2030	265	266
[8]	Credit Agricole SA	4.631%	9/11/2028	250	250
[8]	Danske Bank A/S	5.427%	3/1/2028	200	201
[8]	Danske Bank A/S	4.999%	3/27/2032	940	939
	Deutsche Bank AG	2.552%	1/7/2028	310	307
[4]	Deutsche Bank AG	5.373%	1/10/2029	525	530
	Deutsche Bank AG	4.999%	9/11/2030	750	753
[4]	Deutsche Bank AG	3.547%	9/18/2031	730	689
	Deutsche Bank AG	4.469%	12/10/2031	360	354
	Deutsche Bank AG	4.725%	2/6/2032	300	295
[4,10]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	700	815
	Fifth Third Bancorp	6.339%	7/27/2029	1,493	1,542
[8]	Fifth Third Bancorp	5.982%	1/30/2030	340	349
[8]	Focus Financial Partners LLC	6.750%	9/15/2031	75	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Freedom Mortgage Corp.	6.625%	1/15/2027	100	100
[8]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	5	5
[8]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	80	78
[8]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	25	25
[8]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	195	190
[4,10]	GA Global Funding Trust	4.133%	9/16/2035	500	560
[8]	GGAM Finance Ltd.	8.000%	2/15/2027	160	161
[8]	Global Atlantic Fin Co.	7.950%	6/15/2033	138	152
[8]	Global Atlantic Fin Co.	6.750%	3/15/2054	60	57
[4]	Goldman Sachs Group Inc.	3.814%	4/23/2029	400	394
	Goldman Sachs Group Inc.	5.049%	7/23/2030	515	518
	Goldman Sachs Group Inc.	4.692%	10/23/2030	295	294
[4]	Goldman Sachs Group Inc.	5.207%	1/28/2031	465	470
[4]	Goldman Sachs Group Inc.	4.369%	10/21/2031	50	49
	Goldman Sachs Group Inc.	4.516%	1/21/2032	310	304
	Goldman Sachs Group Inc.	1.992%	1/27/2032	725	638
	Goldman Sachs Group Inc.	2.383%	7/21/2032	510	451
	Goldman Sachs Group Inc.	5.094%	4/20/2034	2,109	2,100
	Goldman Sachs Group Inc.	5.851%	4/25/2035	310	321
	Goldman Sachs Group Inc.	5.536%	1/28/2036	100	102
	Goldman Sachs Group Inc.	5.425%	6/3/2037	990	994
	Goldman Sachs Group Inc.	6.750%	10/1/2037	419	457
[4]	Goldman Sachs Group Inc.	4.411%	4/23/2039	225	204
	Goldman Sachs Group Inc.	6.250%	2/1/2041	100	106
	Goldman Sachs Group Inc.	2.908%	7/21/2042	425	308
	Golub Capital Private Credit Fund	5.875%	5/1/2030	209	206
[4,10]	Gothaer Allgemeine Versicherung AG	5.000%	6/20/2045	300	356
[10]	Grand City Properties Finance Sarl	4.750%	Perpetual	300	331
[10]	Helvetia Europe SA	2.750%	9/30/2041	300	325
[8]	Howden UK Refinance plc	7.250%	2/15/2031	60	58
[8]	Howden UK Refinance plc	8.125%	2/15/2032	165	149
	HPS Corporate Lending Fund	4.900%	9/11/2028	305	299
	HPS Corporate Lending Fund	5.950%	4/14/2032	127	124
	HSBC Holdings plc	5.210%	8/11/2028	380	383
[4]	HSBC Holdings plc	2.013%	9/22/2028	450	436
	HSBC Holdings plc	5.130%	11/19/2028	200	201
	HSBC Holdings plc	4.899%	3/3/2029	695	698
	HSBC Holdings plc	5.546%	3/4/2030	300	305
[4]	HSBC Holdings plc	3.973%	5/22/2030	865	844
	HSBC Holdings plc	5.240%	5/13/2031	510	516
	HSBC Holdings plc	4.619%	11/6/2031	1,351	1,332
	HSBC Holdings plc	4.675%	3/10/2032	325	320
	HSBC Holdings plc	2.804%	5/24/2032	114	103
	HSBC Holdings plc	6.254%	3/9/2034	900	954
	HSBC Holdings plc	5.450%	3/3/2036	410	413
	HSBC Holdings plc	6.500%	5/2/2036	460	501
	HSBC Holdings plc	5.741%	9/10/2036	525	529
	HSBC Holdings plc	5.279%	3/10/2037	30	30
	HSBC Holdings plc	6.800%	6/1/2038	825	912
	Huntington Bancshares Inc.	4.443%	8/4/2028	430	429
	Huntington Bancshares Inc.	6.208%	8/21/2029	400	412
	Huntington Bancshares Inc.	5.709%	2/2/2035	133	136
	Huntington Bancshares Inc.	2.487%	8/15/2036	60	52
	Huntington Bancshares Inc.	5.605%	1/28/2041	520	509
[4]	Huntington National Bank	4.871%	4/12/2028	150	150
	Huntington National Bank	5.650%	1/10/2030	100	103
	Intercontinental Exchange Inc.	5.200%	6/15/2062	150	136
[8]	Intesa Sanpaolo SpA	5.000%	6/29/2030	1,190	1,192
[8]	Intesa Sanpaolo SpA	6.005%	6/29/2037	1,545	1,558
[4,10]	IWG US Finance LLC	6.500%	6/28/2030	400	493
[10]	IWG US Finance LLC	5.125%	5/14/2032	200	235
	JPMorgan Chase & Co.	4.979%	7/22/2028	578	581
	JPMorgan Chase & Co.	4.505%	10/22/2028	320	320
	JPMorgan Chase & Co.	5.012%	1/23/2030	380	383
	JPMorgan Chase & Co.	4.565%	6/14/2030	400	399
	JPMorgan Chase & Co.	4.603%	10/22/2030	190	189
[4]	JPMorgan Chase & Co.	2.522%	4/22/2031	300	277
	JPMorgan Chase & Co.	5.103%	4/22/2031	110	111
	JPMorgan Chase & Co.	4.622%	4/23/2032	1,636	1,617
	JPMorgan Chase & Co.	2.963%	1/25/2033	755	683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	5.350%	6/1/2034	525	534
	JPMorgan Chase & Co.	6.254%	10/23/2034	40	43
	JPMorgan Chase & Co.	5.766%	4/22/2035	150	156
	JPMorgan Chase & Co.	5.576%	7/23/2036	643	653
	JPMorgan Chase & Co.	4.898%	1/22/2037	950	926
	JPMorgan Chase & Co.	5.193%	2/5/2037	2,601	2,563
	JPMorgan Chase & Co.	5.148%	4/23/2037	2,010	1,995
[4]	JPMorgan Chase & Co.	3.109%	4/22/2041	370	285
	JPMorgan Chase & Co.	5.400%	1/6/2042	460	458
	JPMorgan Chase & Co.	5.625%	8/16/2043	350	354
	JPMorgan Chase & Co.	4.850%	2/1/2044	300	277
	JPMorgan Chase & Co.	4.950%	6/1/2045	310	286
	JPMorgan Chase & Co.	5.534%	11/29/2045	380	377
	Keybank National Association	5.000%	1/26/2033	50	50
	KeyCorp	6.401%	3/6/2035	50	53
	KeyCorp	5.305%	1/28/2037	380	374
	KKR & Co. Inc.	5.100%	8/7/2035	110	106
[4,10]	Kommunalkredit Austria AG	5.250%	3/28/2029	500	593
[8]	Liberty Mutual Group Inc.	5.250%	5/1/2036	470	464
	Lloyds Banking Group plc	4.976%	8/11/2033	500	498
	Lloyds Banking Group plc	4.943%	11/4/2036	450	437
	Lloyds Banking Group plc	5.668%	2/10/2047	380	374
	LPL Holdings Inc.	6.000%	5/20/2034	114	117
	M&T Bank Corp.	4.553%	8/16/2028	175	175
[4]	M&T Bank Corp.	4.833%	1/16/2029	330	331
	M&T Bank Corp.	5.179%	7/8/2031	338	341
	M&T Bank Corp.	5.053%	1/27/2034	311	308
	M&T Bank Corp.	5.400%	7/30/2035	243	243
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	242	243
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	387	388
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	240	227
	Mastercard Inc.	4.425%	6/8/2029	1,738	1,735
	Mastercard Inc.	4.600%	6/8/2031	1,356	1,354
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	300	303
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	400	383
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	203
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	905	889
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	380	335
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	400	406
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	540	530
	Mizuho Financial Group Inc.	5.414%	9/13/2028	400	404
[4]	Morgan Stanley	3.591%	7/22/2028	110	109
	Morgan Stanley	5.123%	2/1/2029	140	141
	Morgan Stanley	4.555%	4/10/2030	300	298
	Morgan Stanley	4.654%	10/18/2030	1,170	1,164
	Morgan Stanley	5.230%	1/15/2031	300	303
	Morgan Stanley	5.192%	4/17/2031	1,615	1,632
[4]	Morgan Stanley	4.356%	10/22/2031	2,987	2,921
	Morgan Stanley	4.708%	3/12/2032	300	296
	Morgan Stanley	5.831%	4/19/2035	790	820
	Morgan Stanley	5.587%	1/18/2036	400	409
	Morgan Stanley	2.484%	9/16/2036	400	347
	Morgan Stanley	5.296%	4/10/2037	1,605	1,597
[4]	Morgan Stanley	3.971%	7/22/2038	150	132
[4]	Morgan Stanley	4.457%	4/22/2039	155	143
	Morgan Stanley	5.314%	1/18/2041	505	493
	Morgan Stanley	3.217%	4/22/2042	320	244
	Morgan Stanley	5.516%	11/19/2055	220	213
[4]	Morgan Stanley Bank NA	4.968%	7/14/2028	364	366
[4]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	3,100	3,059
	Nasdaq Inc.	5.350%	6/28/2028	36	36
[8]	National Australia Bank Ltd.	2.990%	5/21/2031	100	91
	National Bank of Canada	4.950%	2/1/2028	510	511
	NatWest Group plc	6.475%	6/1/2034	320	332
	Navient Corp.	4.875%	3/15/2028	4	4
	Navient Corp.	9.375%	7/25/2030	13	13
	Navient Corp.	11.500%	3/15/2031	50	53
[8]	Nippon Life Insurance Co.	5.046%	4/2/2033	200	200
[10]	Nippon Life Insurance Co.	4.114%	1/23/2055	100	113
	Nomura Holdings Inc.	5.594%	7/2/2027	200	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nomura Holdings Inc.	5.842%	1/18/2028	200	203
	Nomura Holdings Inc.	4.996%	6/29/2029	800	802
	Nomura Holdings Inc.	2.999%	1/22/2032	100	90
	Northern Trust Corp.	5.117%	11/19/2040	417	408
[8]	Northwestern Mutual Life Insurance Co.	6.050%	6/30/2056	1,300	1,328
[4,10]	Oldenburgische Landesbank AG	8.500%	4/24/2034	100	127
[8]	Omnis Funding Trust	6.722%	5/15/2055	253	263
	OneMain Finance Corp.	3.500%	1/15/2027	26	26
	OneMain Finance Corp.	6.125%	5/15/2030	20	20
	OneMain Finance Corp.	7.125%	11/15/2031	100	102
	OneMain Finance Corp.	6.750%	3/15/2032	110	110
	OneMain Finance Corp.	6.500%	3/15/2033	60	59
	OneMain Finance Corp.	6.750%	9/15/2033	140	139
[11]	OSB Group plc	9.993%	7/27/2033	209	298
[11]	Pension Insurance Corp. plc	3.625%	10/21/2032	700	814
[8]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	490	496
[8]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	285	294
	Pinnacle Bank	5.957%	1/15/2036	275	273
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	92	94
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	750	752
[4]	PNC Bank NA	4.050%	7/26/2028	491	485
	PNC Financial Services Group Inc.	5.354%	12/2/2028	610	616
	PNC Financial Services Group Inc.	5.492%	5/14/2030	320	327
	PNC Financial Services Group Inc.	5.939%	8/18/2034	320	336
	PNC Financial Services Group Inc.	5.373%	7/21/2036	267	270
	PNC Financial Services Group Inc.	5.423%	1/25/2041	1	1
[4,10]	PPI Public Property Invest AB	4.375%	10/1/2032	100	115
[4,10]	PPI Public Property Invest AB	4.125%	4/21/2033	300	337
	Progressive Corp.	5.150%	3/26/2036	1,305	1,306
[4]	Prudential Financial Inc.	5.700%	12/14/2036	450	465
	Prudential Financial Inc.	6.500%	3/15/2054	40	41
	Regions Financial Corp.	5.722%	6/6/2030	499	512
[8]	Rocket Cos. Inc.	6.500%	8/1/2029	35	36
[8]	Rocket Cos. Inc.	6.125%	8/1/2030	60	61
[8]	Rocket Cos. Inc.	6.125%	8/1/2031	190	194
[8]	Rocket Cos. Inc.	6.375%	8/1/2033	120	122
[8]	Rocket Cos. Inc.	6.500%	6/15/2034	35	36
[8]	Rocket Mortgage LLC	3.625%	3/1/2029	30	29
[8]	Rocket Mortgage LLC	3.875%	3/1/2031	45	42
[4]	Royal Bank of Canada	4.650%	10/18/2030	250	249
[4]	Royal Bank of Canada	5.153%	2/4/2031	1,130	1,144
	Royal Bank of Canada	4.696%	8/6/2031	310	309
	Royal Bank of Canada	4.305%	11/3/2031	400	392
[8]	Ryan Specialty LLC	4.375%	2/1/2030	30	29
[8]	Ryan Specialty LLC	5.875%	8/1/2032	50	49
	Santander UK Group Holdings plc	4.320%	9/22/2029	1,862	1,843
[11]	Scottish Widows Ltd.	7.000%	6/16/2043	100	137
[8]	Service Properties Trust	0.000%	9/30/2027	35	33
	Service Properties Trust	3.950%	1/15/2028	195	189
	Service Properties Trust	4.950%	10/1/2029	100	94
	Service Properties Trust	8.875%	6/15/2032	50	51
[8]	Shift4 Payments LLC	6.750%	8/15/2032	105	105
	Sixth Street Lending Partners	6.125%	7/15/2030	280	281
[8]	Starwood Property Trust Inc.	3.625%	7/15/2026	80	80
[5,8]	Starwood Property Trust Inc.	5.875%	8/15/2029	30	30
[8]	Starwood Property Trust Inc.	6.000%	4/15/2030	30	30
[8]	Starwood Property Trust Inc.	6.500%	10/15/2030	55	56
	State Street Corp.	5.159%	5/18/2034	400	404
	State Street Corp.	5.146%	2/28/2036	320	320
	State Street Corp.	4.784%	10/23/2036	1,067	1,036
	State Street Corp.	5.094%	4/24/2037	765	758
	Suci Second Investment Co.	4.375%	9/10/2027	1,915	1,908
	Sumisho Air Lease Corp.	3.625%	12/1/2027	700	690
[8]	Sumisho Air Lease Corp.	4.400%	3/24/2028	300	298
	Sumisho Air Lease Corp.	2.100%	9/1/2028	500	472
	Sumisho Air Lease Corp.	5.100%	3/1/2029	340	342
[8]	Sumisho Air Lease Corp.	4.500%	3/24/2029	2,510	2,489
[8]	Sumisho Air Lease Corp.	4.850%	3/24/2031	3,340	3,304
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	730	721
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	365	358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	425	442
[5]	Sumitomo Mitsui Financial Group Inc.	5.138%	7/7/2034	510	508
[5]	Sumitomo Mitsui Financial Group Inc.	5.296%	7/7/2037	2,160	2,145
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	400	401
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	880	863
	Toronto-Dominion Bank	4.783%	12/17/2029	370	373
	Toronto-Dominion Bank	5.298%	1/30/2032	520	531
	Toronto-Dominion Bank	4.928%	10/15/2035	510	501
[4]	Truist Bank	4.144%	1/27/2029	600	596
[4]	Truist Bank	4.136%	10/23/2029	300	296
[4]	Truist Bank	2.250%	3/11/2030	570	520
[4]	Truist Financial Corp.	4.916%	7/28/2033	530	520
	UBS Americas Inc.	7.125%	7/15/2032	150	167
[8]	UBS Group AG	4.151%	12/23/2029	1,935	1,907
[8]	UBS Group AG	5.617%	9/13/2030	820	839
[8]	UBS Group AG	4.398%	9/23/2031	1,250	1,225
[8]	UBS Group AG	3.091%	5/14/2032	834	765
[8]	UBS Group AG	5.010%	3/23/2037	585	570
[8]	United Wholesale Mortgage LLC	5.750%	6/15/2027	10	10
	US Bancorp	5.775%	6/12/2029	447	456
	US Bancorp	5.384%	1/23/2030	50	51
	US Bancorp	5.083%	5/15/2031	900	910
[4]	US Bancorp	4.967%	7/22/2033	100	99
	US Bancorp	4.839%	2/1/2034	100	99
	US Bancorp	5.836%	6/12/2034	230	240
	US Bancorp	2.491%	11/3/2036	820	714
	US Bancorp	5.033%	1/26/2037	300	296
[8]	UWM Holdings LLC	6.625%	2/1/2030	10	9
[10]	Volksbank Wien AG	5.750%	6/21/2034	1,100	1,298
[10]	Volksbank Wien AG	5.500%	12/4/2035	200	236
[4]	Wells Fargo & Co.	4.300%	7/22/2027	300	300
[4]	Wells Fargo & Co.	2.393%	6/2/2028	60	59
[4]	Wells Fargo & Co.	4.808%	7/25/2028	400	401
	Wells Fargo & Co.	4.970%	4/23/2029	320	322
[4]	Wells Fargo & Co.	2.879%	10/30/2030	520	490
	Wells Fargo & Co.	5.499%	1/23/2035	400	408
	Wells Fargo & Co.	5.211%	12/3/2035	200	200
	Wells Fargo & Co.	5.605%	4/23/2036	100	103
	Wells Fargo & Co.	4.960%	1/23/2037	2,290	2,235
[4]	Wells Fargo & Co.	3.068%	4/30/2041	290	222
	Wells Fargo & Co.	3.900%	5/1/2045	150	119
[4]	Wells Fargo & Co.	4.400%	6/14/2046	781	634
	Wells Fargo & Co.	5.433%	1/23/2047	1,400	1,345
	Westpac Banking Corp.	2.963%	11/16/2040	300	222
[8]	WEX Inc.	6.500%	3/15/2033	145	144
[8]	WS Escrow LLC	7.750%	6/1/2033	60	62
[10]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	600	616
					182,450
Health Care (2.5%)
[8]	1261229 BC Ltd.	10.000%	4/15/2032	205	208
	Abbott Laboratories	4.300%	3/15/2033	2,050	1,989
	Abbott Laboratories	5.600%	3/15/2066	665	652
	AbbVie Inc.	4.400%	3/15/2033	960	940
	AbbVie Inc.	4.250%	11/21/2049	1,385	1,131
	AbbVie Inc.	5.650%	3/15/2066	350	345
	Amgen Inc.	2.450%	2/21/2030	500	464
	Amgen Inc.	5.250%	3/2/2030	910	927
	Amgen Inc.	5.250%	3/2/2033	330	336
	Amgen Inc.	4.850%	2/19/2036	760	744
	Amgen Inc.	3.150%	2/21/2040	825	643
	Amgen Inc.	5.150%	11/15/2041	390	371
	Amgen Inc.	5.600%	3/2/2043	145	144
	Amgen Inc.	4.875%	3/1/2053	400	348
	Amgen Inc.	5.650%	3/2/2053	1,105	1,075
	Amgen Inc.	5.650%	2/19/2056	600	585
	Amgen Inc.	5.750%	3/2/2063	100	97
	Augusta SpinCo Corp.	4.945%	3/23/2033	645	640
[8]	Bausch + Lomb Corp.	8.375%	10/1/2028	15	15
	Baxter International Inc.	2.272%	12/1/2028	620	584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baxter International Inc.	4.450%	2/15/2029	300	296
	Baxter International Inc.	2.539%	2/1/2032	330	284
[4,10]	Bayer AG	6.625%	9/25/2083	400	480
[8]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	30	29
	Boston Scientific Corp.	4.700%	3/1/2049	460	410
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	300	244
	Cardinal Health Inc.	4.500%	9/15/2030	300	297
	Cardinal Health Inc.	5.750%	11/15/2054	355	353
	Cencora Inc.	2.700%	3/15/2031	460	419
	Centene Corp.	2.450%	7/15/2028	365	347
	Centene Corp.	4.625%	12/15/2029	60	58
[8]	Charles River Laboratories International Inc.	3.750%	3/15/2029	90	86
[8]	Community Health Systems Inc.	6.000%	1/15/2029	20	20
[8]	Community Health Systems Inc.	10.875%	1/15/2032	67	72
[8]	Community Health Systems Inc.	9.750%	1/15/2034	80	84
	CVS Health Corp.	5.000%	1/30/2029	10	10
	CVS Health Corp.	5.700%	6/1/2034	480	495
	CVS Health Corp.	4.125%	4/1/2040	420	357
	CVS Health Corp.	5.050%	3/25/2048	520	459
	CVS Health Corp.	5.875%	6/1/2053	270	264
[8]	DaVita Inc.	4.625%	6/1/2030	150	145
[8]	DaVita Inc.	3.750%	2/15/2031	9	8
[8]	DaVita Inc.	6.875%	9/1/2032	100	103
[8]	DaVita Inc.	6.750%	7/15/2033	30	31
	Elevance Health Inc.	5.150%	6/15/2029	100	101
	Elevance Health Inc.	4.550%	3/1/2048	90	76
	Elevance Health Inc.	3.600%	3/15/2051	300	213
	Elevance Health Inc.	5.650%	6/15/2054	185	178
	Elevance Health Inc.	5.700%	9/15/2055	205	199
[8]	Encompass Health Corp.	5.875%	6/1/2034	100	100
[8]	Fortrea Holdings Inc.	7.500%	7/1/2030	43	44
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	130	131
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	660	661
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	360	379
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	795	808
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	340	332
[8]	GENMAB A/S	6.250%	12/15/2032	10	10
	Gilead Sciences Inc.	4.900%	5/20/2034	918	916
	Gilead Sciences Inc.	4.750%	3/1/2046	245	220
	Gilead Sciences Inc.	2.800%	10/1/2050	320	202
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	180	156
	HCA Inc.	5.000%	3/1/2028	75	75
	HCA Inc.	5.250%	3/1/2030	145	147
	HCA Inc.	3.500%	9/1/2030	760	720
	HCA Inc.	4.600%	11/15/2032	395	385
	HCA Inc.	5.000%	5/15/2033	1,315	1,302
	HCA Inc.	5.450%	9/15/2034	35	35
	HCA Inc.	5.750%	3/1/2035	135	139
	HCA Inc.	4.900%	11/15/2035	170	165
	HCA Inc.	4.625%	3/15/2052	210	171
	Humana Inc.	5.750%	3/1/2028	200	203
[8]	IQVIA Inc.	5.000%	10/15/2026	160	160
[8]	IQVIA Inc.	6.250%	6/1/2032	80	81
[8]	LifePoint Health Inc.	7.000%	5/1/2034	285	273
	McKesson Corp.	4.950%	5/30/2032	705	711
[8]	Medline Borrower LP	5.250%	10/1/2029	13	13
	Merck & Co. Inc.	4.450%	12/4/2032	224	220
	Merck & Co. Inc.	5.000%	5/17/2053	430	392
	Merck & Co. Inc.	5.850%	5/22/2056	740	758
	Novartis Capital Corp.	4.600%	3/18/2033	1,435	1,422
	Novartis Capital Corp.	5.700%	3/18/2056	615	627
[8]	Organon & Co.	4.125%	4/30/2028	100	99
[8]	Organon & Co.	5.125%	4/30/2031	150	148
[8]	Organon & Co.	6.750%	5/15/2034	265	280
	Pfizer Inc.	4.500%	11/15/2032	365	360
	Pfizer Inc.	5.700%	11/15/2065	495	485
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	1,025	965
[8]	Radiology Partners Inc.	8.500%	7/15/2032	65	68
[4,10]	RAY Financing LLC	6.500%	7/15/2031	100	115
[8]	Star Parent Inc.	9.000%	10/1/2030	15	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	128
	Takeda US Financing Inc.	5.900%	7/7/2055	610	615
[8]	Teleflex Inc.	5.875%	1/15/2032	30	30
	Tenet Healthcare Corp.	5.125%	11/1/2027	60	60
	Tenet Healthcare Corp.	4.625%	6/15/2028	30	30
	Tenet Healthcare Corp.	6.125%	10/1/2028	154	155
	Tenet Healthcare Corp.	6.125%	6/15/2030	30	30
[8]	Tenet Healthcare Corp.	5.500%	11/15/2032	155	154
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	8	8
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	36	36
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	140	145
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	90	92
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	760	747
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	420	412
	UnitedHealth Group Inc.	2.000%	5/15/2030	230	209
	UnitedHealth Group Inc.	2.300%	5/15/2031	535	479
	UnitedHealth Group Inc.	4.500%	4/15/2033	435	425
	UnitedHealth Group Inc.	5.000%	4/15/2034	625	625
	UnitedHealth Group Inc.	5.150%	7/15/2034	710	717
	UnitedHealth Group Inc.	4.625%	7/15/2035	400	387
	UnitedHealth Group Inc.	6.500%	6/15/2037	100	110
	UnitedHealth Group Inc.	3.500%	8/15/2039	550	453
	UnitedHealth Group Inc.	2.750%	5/15/2040	620	458
	UnitedHealth Group Inc.	4.750%	7/15/2045	800	712
	UnitedHealth Group Inc.	4.250%	6/15/2048	585	475
	UnitedHealth Group Inc.	2.900%	5/15/2050	300	192
	UnitedHealth Group Inc.	5.750%	7/15/2064	760	741
	Zoetis Inc.	4.700%	2/1/2043	257	230
					41,705
Industrials (2.3%)
[8]	ADI Escrow Issuer LLC	7.125%	7/15/2034	30	31
[8]	Air Canada	3.875%	8/15/2026	330	330
[8]	Allison Transmission Inc.	5.875%	6/1/2029	100	101
[8]	Allison Transmission Inc.	5.875%	12/1/2033	90	90
[8]	American Airlines Inc.	5.750%	4/20/2029	522	523
[8]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	17	17
[8]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	48	46
	Amphenol Corp.	4.125%	11/15/2030	306	300
	Amphenol Corp.	4.400%	2/15/2033	169	164
	Amphenol Corp.	4.625%	2/15/2036	309	298
	Amphenol Corp.	5.300%	11/15/2055	201	191
	ATI Inc.	5.875%	6/15/2033	20	20
	Boeing Co.	2.800%	3/1/2027	500	494
	Boeing Co.	3.200%	3/1/2029	1,425	1,374
	Boeing Co.	6.298%	5/1/2029	1,170	1,218
	Boeing Co.	5.150%	5/1/2030	3,930	3,978
	Boeing Co.	3.625%	2/1/2031	2,000	1,902
	Boeing Co.	3.600%	5/1/2034	450	405
	Boeing Co.	6.528%	5/1/2034	930	1,011
	Boeing Co.	3.250%	2/1/2035	1,087	943
	Boeing Co.	5.705%	5/1/2040	650	661
	Boeing Co.	3.750%	2/1/2050	1,025	748
	Boeing Co.	5.805%	5/1/2050	920	908
	Boeing Co.	6.858%	5/1/2054	885	994
	Boeing Co.	7.008%	5/1/2064	400	455
[8]	Bombardier Inc.	7.000%	6/1/2032	20	21
[8]	Bombardier Inc.	6.750%	6/15/2033	25	26
[8]	Bombardier Inc.	5.875%	1/15/2035	45	45
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	250	233
[8]	BWX Technologies Inc.	4.125%	6/30/2028	80	78
[8]	BWX Technologies Inc.	4.125%	4/15/2029	50	48
	Canadian Pacific Railway Co.	3.500%	5/1/2050	97	69
	Canadian Pacific Railway Co.	5.500%	3/15/2056	480	464
[8]	Clean Harbors Inc.	5.125%	7/15/2029	50	50
[8]	Clean Harbors Inc.	5.750%	10/15/2033	75	75
[5,8]	Core & Main LP	6.000%	7/1/2034	45	45
	CSX Corp.	6.150%	5/1/2037	90	97
	CSX Corp.	3.800%	11/1/2046	30	23
[4,10]	Czechoslovak Group A/S	5.250%	1/10/2031	700	814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eaton Capital ULC	4.450%	5/9/2030	200	199
	Eaton Corp.	4.500%	3/6/2033	220	215
[8]	Enpro Inc.	6.125%	6/1/2033	65	66
[8]	ERAC USA Finance LLC	4.500%	10/30/2029	1,945	1,933
[8]	ERAC USA Finance LLC	4.700%	4/30/2031	1,709	1,704
[8]	ERAC USA Finance LLC	7.000%	10/15/2037	195	221
[8]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	50	49
[8]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	680	668
[8]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	50	49
[8]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	470	458
[8]	First Student Bidco Inc.	4.000%	7/31/2029	50	48
[8]	Gates Corp.	6.875%	7/1/2029	200	205
	GE Vernova Inc.	5.500%	2/4/2056	567	550
[8]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	80	78
[8]	Granite Construction Inc.	6.375%	6/15/2034	20	20
[8]	Herc Holdings Inc.	6.625%	6/15/2029	20	20
[8]	Herc Holdings Inc.	7.000%	6/15/2030	60	62
[8]	Herc Holdings Inc.	5.750%	3/15/2031	70	70
[8]	Herc Holdings Inc.	7.250%	6/15/2033	25	26
[8]	Herc Holdings Inc.	6.000%	3/15/2034	35	35
[8]	Honeywell Aerospace Inc.	4.600%	3/16/2033	651	639
[8]	Honeywell Aerospace Inc.	4.950%	3/16/2036	1,199	1,181
[8]	Honeywell Aerospace Inc.	5.622%	3/16/2046	663	660
[8]	Honeywell Aerospace Inc.	5.732%	3/16/2056	1,362	1,362
[8]	Honeywell Aerospace Inc.	5.852%	3/16/2066	1,391	1,402
	Howmet Aerospace Inc.	4.750%	4/15/2036	402	391
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	928	944
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	386	398
[8]	JetBlue Airways Corp.	9.875%	9/20/2031	201	182
[8]	Kazakhstan Temir Zholy National Co. JSC	4.875%	4/29/2031	1,000	979
	L3Harris Technologies Inc.	5.250%	6/1/2031	110	112
	Norfolk Southern Corp.	4.837%	10/1/2041	300	279
	Norfolk Southern Corp.	3.050%	5/15/2050	800	522
	Northrop Grumman Corp.	5.250%	7/15/2035	360	366
	Northrop Grumman Corp.	4.950%	3/15/2053	325	291
	Northrop Grumman Corp.	5.200%	6/1/2054	425	396
	RTX Corp.	4.875%	10/15/2040	150	143
	RTX Corp.	5.375%	2/27/2053	650	622
	RTX Corp.	6.400%	3/15/2054	424	465
	Ryder System Inc.	4.300%	12/1/2030	133	131
[8]	Siemens Funding BV	5.900%	5/28/2065	370	378
[8]	TK Elevator US Newco Inc.	5.250%	7/15/2027	50	50
[8]	TopBuild Corp.	5.625%	1/31/2034	160	161
[8]	TransDigm Inc.	6.750%	8/15/2028	25	25
[8]	TransDigm Inc.	6.375%	3/1/2029	60	61
[8]	TransDigm Inc.	6.625%	3/1/2032	5	5
[8]	TransDigm Inc.	6.000%	1/15/2033	30	30
[8]	TransDigm Inc.	6.375%	5/31/2033	600	606
[8]	TransDigm Inc.	6.125%	7/31/2034	105	105
	United Airlines Holdings Inc.	4.875%	3/1/2029	60	59
	United Airlines Holdings Inc.	5.375%	3/1/2031	30	30
[8]	United Airlines Inc.	4.625%	4/15/2029	24	24
[8]	WESCO Distribution Inc.	5.250%	4/15/2031	35	35
[8]	WESCO Distribution Inc.	6.375%	3/15/2033	120	123
[8]	WESCO Distribution Inc.	5.500%	4/15/2034	30	30
					39,153
Materials (1.1%)
[4,10]	Akzo Nobel NV	4.625%	3/25/2036	200	232
[8]	Alumina Pty Ltd.	6.125%	3/15/2030	30	30
[8]	Alumina Pty Ltd.	6.375%	9/15/2032	250	254
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	940	943
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	1,355	1,369
	Amrize Finance US LLC	5.400%	4/7/2035	340	345
[8]	ARC Falcon I Inc.	9.750%	3/1/2033	225	216
[8]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	30	29
[8,10]	Ardagh Metal Packaging Finance USA LLC	5.000%	1/30/2031	100	115
[8]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	75	76
	Ball Corp.	6.000%	6/15/2029	30	30
	Ball Corp.	2.875%	8/15/2030	104	95

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ball Corp.	5.500%	9/15/2033	20	20
	Berry Global Inc.	5.650%	1/15/2034	9	9
[8]	Big River Steel LLC	6.625%	1/31/2029	565	566
[8,10]	Bond US Bidco 1 Inc.	6.500%	6/15/2033	210	242
[8]	Bond US Bidco 1 Inc.	7.125%	6/15/2033	60	61
[8]	Canpack Group Inc.	6.000%	5/15/2031	220	221
[8]	Canpack SA	3.875%	11/15/2029	170	161
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	500	492
	Cemex SAB de CV	5.750%	6/5/2036	1,000	996
[8]	Chemours Co.	5.750%	11/15/2028	2	2
[8]	Chemours Co.	4.625%	11/15/2029	39	37
[8]	Chemours Co.	8.000%	1/15/2033	100	101
[8]	Chemours Co.	7.875%	3/15/2034	40	40
[8]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	303	292
[8]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	16	16
	Commercial Metals Co.	4.125%	1/15/2030	200	194
[8]	Commercial Metals Co.	5.750%	11/15/2033	81	80
[8]	Commercial Metals Co.	6.000%	12/15/2035	45	45
	CRH America Finance Inc.	4.400%	2/9/2031	450	443
	CRH America Finance Inc.	5.000%	2/9/2036	850	832
	Crown Americas LLC	5.875%	6/1/2033	125	126
	Dow Chemical Co.	5.950%	3/15/2055	200	186
	Eastman Chemical Co.	4.500%	12/1/2028	41	41
	Ecolab Inc.	5.150%	6/15/2033	2,470	2,504
[8]	Element Solutions Inc.	3.875%	9/1/2028	260	254
[8]	First Quantum Minerals Ltd.	8.625%	6/1/2031	50	52
[8]	First Quantum Minerals Ltd.	7.250%	2/15/2034	20	20
[8]	FMC Corp.	8.000%	6/1/2031	125	130
	FMC Corp.	5.650%	5/18/2033	115	103
	FMC Corp.	8.450%	11/1/2055	190	139
[8]	Georgia-Pacific LLC	4.400%	6/30/2028	200	199
[8]	Georgia-Pacific LLC	4.600%	5/15/2031	1,360	1,348
[8]	Graphic Packaging International LLC	4.750%	7/15/2027	5	5
[8]	Graphic Packaging International LLC	3.750%	2/1/2030	165	155
[8]	Hudbay Minerals Inc.	6.125%	4/1/2029	100	101
[8]	Kaiser Aluminum Corp.	4.500%	6/1/2031	120	115
	LYB International Finance III LLC	2.250%	10/1/2030	90	80
[8]	Magnera Corp.	4.750%	11/15/2029	30	28
[8]	Magnera Corp.	7.250%	11/15/2031	80	78
[8]	NOVA Chemicals Corp.	4.250%	5/15/2029	95	93
[8]	NOVA Chemicals Corp.	9.000%	2/15/2030	52	55
[8]	Novelis Corp.	4.750%	1/30/2030	424	410
[8]	Novelis Corp.	3.875%	8/15/2031	11	10
	Nutrien Ltd.	4.900%	6/1/2043	60	54
[8]	Olympus Water US Holding Corp.	7.250%	6/15/2031	30	30
[8]	Olympus Water US Holding Corp.	6.750%	8/1/2032	90	88
[8]	Olympus Water US Holding Corp.	7.250%	2/15/2033	300	296
[8]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	172	170
[8]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	30	29
[8]	Owens-Brockway Glass Container Inc.	9.500%	6/1/2033	90	92
[8]	Qnity Electronics Inc.	5.750%	8/15/2032	125	126
[8]	Quikrete Holdings Inc.	6.375%	3/1/2032	80	82
[8]	Quikrete Holdings Inc.	6.750%	3/1/2033	105	107
[4]	Sherwin-Williams Co.	4.550%	3/1/2028	215	215
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	210	213
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	520	526
[8]	SNF Group SACA	3.375%	3/15/2030	100	93
	Steel Dynamics Inc.	4.000%	12/15/2028	130	128
[5,8]	Stonepeak Motion Holdco Ltd.	6.125%	7/15/2033	40	40
	Suzano Netherlands BV	5.500%	1/15/2036	116	113
[4]	Vale Overseas Ltd.	6.000%	2/25/2056	366	365
[8]	WR Grace Holdings LLC	5.625%	8/15/2029	100	94
[8]	WR Grace Holdings LLC	7.375%	3/1/2031	35	35
	WRKCo Inc.	4.000%	3/15/2028	50	50
	WRKCo Inc.	4.200%	6/1/2032	10	10
					17,772
Real Estate (0.7%)
	American Homes 4 Rent LP	4.950%	6/15/2030	750	751
	Brandywine Operating Partnership LP	3.950%	11/15/2027	50	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brandywine Operating Partnership LP	8.875%	4/12/2029	200	211
	Brandywine Operating Partnership LP	6.125%	1/15/2031	55	52
	COPT Defense Properties LP	4.500%	10/15/2030	61	60
	Crown Castle Inc.	3.650%	9/1/2027	800	792
	Crown Castle Inc.	3.300%	7/1/2030	365	344
[10]	Deutsche EuroShop AG	4.500%	10/15/2030	500	577
[8]	EF Holdco	7.375%	9/30/2030	55	55
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	981	956
	Equinix Inc.	2.500%	5/15/2031	310	278
	Equinix Inc.	3.900%	4/15/2032	330	312
	Equinix Inc.	2.950%	9/15/2051	400	251
	Equinix Inc.	3.400%	2/15/2052	300	204
	ERP Operating LP	4.500%	7/1/2044	25	22
	Essex Portfolio LP	5.500%	4/1/2034	40	41
	Essex Portfolio LP	5.375%	4/1/2035	71	72
	Extra Space Storage LP	5.700%	4/1/2028	70	71
[5]	Extra Space Storage LP	4.900%	2/1/2032	1,050	1,046
	Extra Space Storage LP	4.950%	1/15/2033	353	349
[8]	Goodman US Finance Eight LLC	5.875%	4/28/2046	460	452
[8]	Goodman US Finance Seven LLC	5.250%	4/28/2036	660	647
	Highwoods Realty LP	2.600%	2/1/2031	138	123
	Highwoods Realty LP	7.650%	2/1/2034	71	79
	Host Hotels & Resorts LP	4.250%	12/15/2028	185	183
	Hudson Pacific Properties LP	3.950%	11/1/2027	10	10
	Hudson Pacific Properties LP	5.950%	2/15/2028	75	74
[5]	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	575	571
	Mid-America Apartments LP	5.000%	3/15/2034	90	90
	MPT Operating Partnership LP	3.500%	3/15/2031	3	2
[8,10]	MPT Operating Partnership LP	7.000%	2/15/2032	100	115
[8]	MPT Operating Partnership LP	8.500%	2/15/2032	160	164
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	152	146
	Prologis LP	5.000%	3/15/2034	400	398
	Prologis LP	4.900%	6/15/2036	460	451
	Realty Income Corp.	5.125%	2/15/2034	200	201
	Regency Centers LP	5.250%	1/15/2034	200	203
[8]	RHP Hotel Properties LP	6.500%	6/15/2033	45	46
[8]	RHP Hotel Properties LP	5.750%	3/15/2034	50	49
	SBA Communications Corp.	3.875%	2/15/2027	100	99
	Ventas Realty LP	3.000%	1/15/2030	300	283
[8]	XHR LP	4.875%	6/1/2029	10	10
[8]	XHR LP	6.625%	5/15/2030	10	10
					10,899
Technology (4.7%)
[4]	Bidvest Group UK plc	6.200%	9/17/2032	300	302
	Broadcom Inc.	4.600%	7/15/2030	1,501	1,496
	Broadcom Inc.	4.600%	1/15/2033	1,020	1,001
	Broadcom Inc.	2.600%	2/15/2033	320	278
	Broadcom Inc.	5.200%	7/15/2035	1,494	1,499
[8]	Broadcom Inc.	3.137%	11/15/2035	800	679
	Broadcom Inc.	4.950%	1/15/2036	360	354
	Broadcom Inc.	4.800%	2/15/2036	479	465
	Broadcom Inc.	5.700%	1/15/2056	657	651
	CDW LLC	5.100%	3/1/2030	50	50
[8]	Central Parent Inc.	7.250%	6/15/2029	191	100
[8]	Central Parent LLC	8.000%	6/15/2029	54	29
[8]	Cloud Software Group LLC	6.500%	3/31/2029	72	70
[8]	Cloud Software Group LLC	9.000%	9/30/2029	191	185
[8]	Cloud Software Group LLC	8.250%	6/30/2032	133	125
	Dell International LLC	4.750%	4/1/2028	390	391
	Dell International LLC	5.300%	10/1/2029	90	92
	Dell International LLC	4.350%	2/1/2030	1,290	1,273
	Dell International LLC	4.750%	7/15/2031	1,316	1,308
	Dell International LLC	4.750%	10/6/2032	176	174
[4,10]	DXC Capital Funding DAC	4.250%	12/9/2030	100	113
[4,10]	DXC Capital Funding DAC	0.950%	9/15/2031	100	96
[8]	Ellucian Holdings Inc.	6.500%	12/1/2029	25	24
[8]	Entegris Inc.	4.375%	4/15/2028	200	197
[8]	Esab Corp.	6.250%	4/15/2029	80	81
[8]	Esab Corp.	5.625%	4/1/2031	90	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Fair Isaac Corp.	4.000%	6/15/2028	30	29
[8]	Foundry JV Holdco LLC	6.150%	1/25/2032	1,510	1,585
[8]	Foundry JV Holdco LLC	5.900%	1/25/2033	5,239	5,458
[8]	Foundry JV Holdco LLC	6.100%	1/25/2036	1,595	1,681
[8]	Foundry JV Holdco LLC	6.200%	1/25/2037	1,105	1,169
[8]	Gen Digital Inc.	6.250%	4/1/2033	55	54
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	994	988
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	578	577
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	406	404
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	290	289
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	122	120
	Hubbell Inc.	4.900%	6/15/2033	761	756
	Hubbell Inc.	5.150%	6/15/2036	561	558
[8]	Ingram Micro Inc.	4.750%	5/15/2029	160	157
	Intel Corp.	3.150%	5/11/2027	400	396
	Intel Corp.	4.875%	2/10/2028	50	50
	Intel Corp.	1.600%	8/12/2028	570	536
	Intel Corp.	4.000%	8/5/2029	555	544
	Intel Corp.	2.450%	11/15/2029	1,043	970
	Intel Corp.	3.900%	3/25/2030	1,250	1,214
	Intel Corp.	5.000%	2/21/2031	400	403
	Intel Corp.	4.150%	8/5/2032	1,000	959
	Intel Corp.	4.000%	12/15/2032	585	552
	Intel Corp.	5.000%	8/15/2033	1,041	1,033
	Intel Corp.	5.300%	5/15/2036	1,390	1,382
	Intel Corp.	4.800%	10/1/2041	300	268
	Intel Corp.	3.734%	12/8/2047	492	354
	Intel Corp.	3.250%	11/15/2049	925	602
	Intel Corp.	3.050%	8/12/2051	759	475
	Intel Corp.	5.700%	2/10/2053	138	130
	Intel Corp.	5.600%	2/21/2054	203	190
	Intel Corp.	6.125%	5/15/2056	1,165	1,164
	Intel Corp.	5.050%	8/5/2062	290	242
	International Business Machines Corp.	5.800%	2/3/2056	130	126
	Intuit Inc.	4.950%	6/15/2031	480	480
	Jabil Inc.	4.750%	2/1/2033	60	59
[8]	Kioxia Holdings Corp.	6.250%	7/24/2030	35	36
[8]	Kioxia Holdings Corp.	6.625%	7/24/2033	25	26
	Lam Research Corp.	2.875%	6/15/2050	100	64
	Marvell Technology Inc.	5.300%	4/15/2036	507	504
[8]	McAfee Corp.	7.375%	2/15/2030	114	97
	Motorola Solutions Inc.	4.850%	8/15/2030	545	546
	Motorola Solutions Inc.	5.400%	4/15/2034	300	304
	NVIDIA Corp.	4.250%	6/15/2028	11,020	10,998
	NVIDIA Corp.	4.350%	6/15/2029	8,580	8,554
	NVIDIA Corp.	4.750%	6/15/2033	1,940	1,934
	NVIDIA Corp.	5.550%	6/15/2046	1,330	1,320
	Oracle Corp.	3.250%	11/15/2027	700	686
	Oracle Corp.	4.500%	5/6/2028	300	298
	Oracle Corp.	4.800%	8/3/2028	380	379
	Oracle Corp.	4.550%	2/4/2029	442	436
	Oracle Corp.	2.950%	4/1/2030	1,400	1,289
	Oracle Corp.	3.250%	5/15/2030	210	195
	Oracle Corp.	4.450%	9/26/2030	1,189	1,148
	Oracle Corp.	4.950%	2/4/2031	870	852
	Oracle Corp.	4.800%	9/26/2032	231	220
	Oracle Corp.	5.350%	5/4/2033	2,468	2,397
	Oracle Corp.	3.600%	4/1/2040	1,120	817
	Oracle Corp.	5.875%	9/26/2045	460	403
	Oracle Corp.	6.550%	2/4/2046	931	878
	Oracle Corp.	4.000%	11/15/2047	265	176
	Oracle Corp.	3.850%	4/1/2060	19	11
	Oracle Corp.	5.500%	9/27/2064	244	189
	Paychex Inc.	5.350%	4/15/2032	120	121
[8]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	15	15
[8]	Rocket Software Inc.	9.000%	11/28/2028	15	15
	Salesforce Inc.	4.650%	3/15/2029	3,700	3,699
	Salesforce Inc.	5.200%	3/15/2033	710	711
	ServiceNow Inc.	4.700%	8/15/2031	425	423
[8]	SS&C Technologies Inc.	5.500%	9/30/2027	205	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Synopsys Inc.	4.650%	4/1/2028	420	421
[4,10]	Teleperformance SE	4.250%	1/21/2030	300	345
[8]	UKG Inc.	6.875%	2/1/2031	155	151
	Verisk Analytics Inc.	4.450%	3/15/2031	400	391
					78,331
Utilities (3.1%)
	AEP Texas Inc.	5.450%	5/15/2029	70	71
[4]	AEP Texas Inc.	5.200%	4/15/2036	710	699
	AEP Texas Inc.	5.850%	10/15/2055	140	137
	AEP Transmission Co. LLC	5.375%	6/15/2035	275	279
	American Water Capital Corp.	5.200%	4/1/2036	1,620	1,618
[4,10]	Amprion GmbH	4.580%	1/15/2046	300	344
[4,11]	Anglian Water Services Financing plc	5.750%	6/7/2043	200	237
[4]	Appalachian Power Co.	4.500%	3/1/2049	210	173
	Atmos Energy Corp.	5.450%	1/15/2056	450	434
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	25	22
[8]	California Buyer Ltd.	6.375%	2/15/2032	85	85
[4]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	360	352
[8]	Chpe LLC	4.875%	6/30/2031	670	669
[8]	Chpe LLC	5.100%	6/30/2033	900	897
[8]	Chpe LLC	5.350%	6/30/2036	940	937
[8]	Clearway Energy Operating LLC	4.750%	3/15/2028	15	15
[8]	Clearway Energy Operating LLC	3.750%	2/15/2031	100	93
[8]	Clearway Energy Operating LLC	3.750%	1/15/2032	100	91
	Commonwealth Edison Co.	5.850%	6/1/2056	450	454
[4]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	90	77
	Constellation Energy Generation LLC	4.400%	1/15/2031	310	305
	Constellation Energy Generation LLC	5.875%	1/15/2066	200	195
[4]	Dominion Energy Inc.	3.375%	4/1/2030	400	382
[4]	Dominion Energy Inc.	2.250%	8/15/2031	5	4
	Dominion Energy Inc.	5.375%	11/15/2032	480	490
	Dominion Energy Inc.	5.350%	6/15/2036	540	541
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	267	267
[4]	DTE Electric Co.	4.850%	3/1/2036	780	762
	Duke Energy Carolinas LLC	3.750%	6/1/2045	60	47
	Duke Energy Carolinas LLC	3.700%	12/1/2047	30	23
	Duke Energy Corp.	4.300%	3/15/2028	50	50
	Duke Energy Corp.	4.850%	1/5/2029	200	201
	Duke Energy Corp.	4.950%	9/15/2035	425	416
	Duke Energy Corp.	5.000%	8/15/2052	525	457
[8]	ENEL Finance International NV	3.625%	5/25/2027	400	397
[4]	Energuate Trust 2 0	6.350%	9/15/2035	390	388
[4,11]	Engie SA	5.625%	4/3/2053	100	117
	Entergy Arkansas LLC	3.350%	6/15/2052	90	61
	Entergy Louisiana LLC	4.900%	4/15/2036	440	429
	Entergy Mississippi LLC	5.050%	4/15/2036	350	344
	Entergy Mississippi LLC	5.800%	4/15/2055	180	179
	Entergy Texas Inc.	5.000%	9/15/2052	25	22
	Exelon Corp.	5.300%	3/15/2033	400	407
	Exelon Corp.	4.100%	3/15/2052	130	99
	Exelon Corp.	5.600%	3/15/2053	230	220
	Exelon Corp.	5.875%	3/15/2055	570	563
[4]	FirstEnergy Corp.	4.850%	7/15/2047	410	357
[4]	FirstEnergy Corp.	3.400%	3/1/2050	200	136
[8]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	720	715
	FirstEnergy Transmission LLC	4.550%	1/15/2030	5	5
	FirstEnergy Transmission LLC	4.750%	1/15/2033	179	175
	Florida Power & Light Co.	5.750%	6/1/2056	1,160	1,165
	Georgia Power Co.	4.850%	3/15/2031	330	332
	Georgia Power Co.	4.950%	5/17/2033	325	327
	Georgia Power Co.	5.250%	3/15/2034	400	406
	Georgia Power Co.	4.300%	3/15/2042	300	261
	Georgia Power Co.	5.125%	5/15/2052	2	2
[8]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	340	337
[4]	Indiana Michigan Power Co.	3.750%	7/1/2047	260	195
	Jersey Central Power & Light Co.	4.150%	1/15/2029	60	59
	Jersey Central Power & Light Co.	5.150%	1/15/2036	195	193
[8]	Liberty Utilities Co.	5.100%	5/15/2031	560	559
	MidAmerican Energy Co.	5.850%	9/15/2054	900	913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MidAmerican Energy Co.	5.300%	2/1/2055	160	150
[8]	Narragansett Electric Co.	6.000%	5/15/2056	1,120	1,137
	National Grid plc	5.602%	6/12/2028	900	916
	National Grid plc	5.809%	6/12/2033	220	229
	National Grid plc	5.418%	1/11/2034	300	304
	NiSource Inc.	5.200%	7/1/2029	175	178
	NiSource Inc.	4.750%	5/18/2031	210	209
	NiSource Inc.	5.350%	4/1/2034	6	6
	NiSource Inc.	5.300%	5/18/2036	210	210
	NiSource Inc.	4.375%	5/15/2047	100	82
	NiSource Inc.	5.850%	4/1/2055	440	436
	Northern States Power Co.	5.100%	5/15/2053	600	547
[8]	NRG Energy Inc.	5.750%	7/15/2029	200	200
[8]	NRG Energy Inc.	5.750%	1/15/2034	100	99
[8]	NRG Energy Inc.	6.250%	11/1/2034	70	71
[8]	NRG Energy Inc.	6.000%	1/15/2036	130	130
[8]	NRG Energy Inc.	6.125%	5/15/2036	45	45
	Pacific Gas & Electric Co.	6.100%	1/15/2029	1,800	1,853
	Pacific Gas & Electric Co.	5.550%	5/15/2029	365	372
	Pacific Gas & Electric Co.	2.500%	2/1/2031	1,220	1,095
	Pacific Gas & Electric Co.	3.250%	6/1/2031	300	277
	Pacific Gas & Electric Co.	5.200%	5/1/2036	855	831
	Pacific Gas & Electric Co.	4.500%	7/1/2040	575	496
	Pacific Gas & Electric Co.	3.950%	12/1/2047	200	146
	Pacific Gas & Electric Co.	4.950%	7/1/2050	100	83
	Pacific Gas & Electric Co.	3.500%	8/1/2050	100	67
	Pacific Gas & Electric Co.	6.750%	1/15/2053	300	315
	Pacific Gas & Electric Co.	6.150%	3/1/2055	300	292
	Pacific Gas & Electric Co.	6.100%	10/15/2055	300	290
	Pacific Gas & Electric Co.	6.000%	5/1/2056	795	760
[8]	Pattern Energy Operations LP	4.500%	8/15/2028	8	8
	Pinnacle West Capital Corp.	4.900%	5/15/2028	160	161
	PPL Electric Utilities Corp.	5.250%	5/15/2053	425	398
	PPL Electric Utilities Corp.	5.750%	5/15/2056	300	300
	Progress Energy Inc.	7.750%	3/1/2031	500	559
[8]	PSEG Power LLC	5.200%	5/15/2030	155	157
	Public Service Co. of Colorado	5.050%	6/15/2036	985	971
	Public Service Co. of Oklahoma	5.450%	1/15/2036	3	3
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	210	213
	Southern California Edison Co.	5.150%	6/1/2029	625	632
	Southern California Edison Co.	4.800%	3/15/2033	950	930
[4]	Southern California Gas Co.	3.950%	2/15/2050	90	68
	Southern Co.	5.500%	3/15/2029	350	358
[4]	Southern Co.	3.700%	4/30/2030	370	358
	Southern Co.	5.200%	6/15/2033	1,545	1,557
	Southern Co.	5.700%	3/15/2034	1,475	1,528
	Southern Co.	4.850%	3/15/2035	560	546
[4]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	70	69
[4]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	530	526
[4]	Southern Power Co.	4.900%	10/1/2035	230	223
	Southwestern Electric Power Co.	5.300%	4/1/2033	1,025	1,038
	Southwestern Electric Power Co.	5.200%	4/1/2036	960	947
	Southwestern Electric Power Co.	5.900%	4/1/2056	440	433
[11]	SW Finance I plc	7.750%	10/31/2031	900	1,237
[4,11]	SW Finance I plc	6.875%	8/7/2032	100	133
[8]	Talen Energy Supply LLC	6.125%	5/1/2031	320	320
[8]	Talen Energy Supply LLC	6.375%	5/1/2033	30	30
[8]	Talen Energy Supply LLC	6.250%	2/1/2034	75	75
[8]	Talen Energy Supply LLC	6.500%	2/1/2036	45	45
[8]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	290	292
[4,11]	United Utilities Water Finance plc	5.125%	10/6/2038	100	121
[4,11]	United Utilities Water Finance plc	5.250%	1/22/2046	300	339
	Virginia Electric & Power Co.	8.875%	11/15/2038	300	392
[4]	Virginia Electric & Power Co.	4.625%	5/15/2052	225	189
	Virginia Electric & Power Co.	5.700%	8/15/2053	50	49
[8]	Vistra Operations Co. LLC	5.000%	7/31/2027	64	64
[8]	Vistra Operations Co. LLC	4.300%	10/15/2028	810	800
[8]	Vistra Operations Co. LLC	5.250%	4/30/2033	1,470	1,460
	Xcel Energy Inc.	5.600%	4/15/2035	400	407
[8]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	95	94

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	190	197
[8]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	120	128
[4,11]	Yorkshire Water Finance plc	5.500%	4/28/2035	100	126
[4,11]	Yorkshire Water Finance plc	2.750%	4/18/2041	200	169
					51,663
Total Corporate Bonds (Cost $580,206)					576,461
Floating Rate Loan Interests (0.2%)
[7]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 2.750%	6.425%	5/28/2032	54	54
[7]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	5.925%	4/20/2028	217	217
[7]	ADI Global Distribution Funding LLC First Lien Term Loan B, TSFR12M + 2.750%	6.457%	6/17/2033	10	10
[7]	American Airlines Inc. First Lien Term Loan, TSFR6M + 2.250%	5.935%	2/15/2028	104	103
[7]	Asurion LLC First Lien Term Loan B-13, TSFR3M + 4.250%	7.913%	9/19/2030	34	34
[7]	AthenaHealth Group Inc. First Lien Fourth Amendment Term Loan, TSFR1M + 3.250%	6.894%	2/16/2032	208	206
[7,10]	BASF Coatings First Lien Term Loan B, EURIBOR12M + 4.500%	7.348%	5/6/2033	50	57
[7]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.394%	1/15/2031	253	254
[7]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR1M + 2.750%	6.394%	9/13/2032	224	225
[7]	Belron Finance 2019 LLC First Lien Term Loan B, TSFR3M + 2.000%	5.657%	10/16/2031	85	85
[7]	Betclic Everest Group First Lien Term Loan B, TSFR12M + 2.750%	6.174%	12/9/2031	15	15
[7,10]	Boluda Towage Luxembourg Sarl First Lien Term Loan B, EURIBOR12M + 2.750%	5.598%	5/27/2033	20	23
[7]	Boluda Towage Luxembourg Sarl First Lien Term Loan B, TSFR12M + 3.000%	6.707%	5/27/2033	10	10
[7]	Bond US Bidco 1 Inc. First Lien Term Loan B, TSFR12M + 4.250%	8.061%	5/6/2033	10	10
[7]	Boots Group Finco LP First Lien Closing Date Term Loan, TSFR3M + 3.250%	6.920%	8/30/2032	25	25
[7]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.894%	10/28/2032	30	30
[7]	Clarios Global LP First Lien Amendment No. 7 Term Loan, TSFR1M + 2.500%	6.144%	1/28/2032	279	278
[7]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.144%	5/6/2030	17	17
[7]	Cotiviti Inc. First Lien Term Loan B, TSFR1M + 2.750%	6.370%	5/1/2031	70	64
[7]	Discovery Global Holdings Inc. First Lien Initial Term Loan, TSFR12M + 2.500%	6.241%	6/3/2033	54	54
[7]	Endo Finance Holdings LP First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.370%	4/23/2031	16	16
[7]	Graham Packaging Co. Inc. First Lien Initial Term Loan, TSFR1M + 2.250%	5.894%	1/26/2033	25	25
[7]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR3M + 2.750%	6.414%	9/13/2032	339	339
[7]	Hologic Inc. First Lien Term Loan B, TSFR3M + 2.250%	5.995%	4/7/2033	165	161
[7,10]	LSF12 Pillar Investments Sarl First Lien Term Loan B, EURIBOR12M + 3.750%	6.682%	4/29/2033	60	68
[7]	Magnera Corp. First Lien Term Loan, TSFR1M + 4.250%	7.894%	11/4/2031	10	10
[7]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.644%	3/1/2029	208	184
[7]	Men's Wearhouse Inc. First Lien Initial Term Loan, TSFR3M + 5.750%	9.414%	1/28/2031	4	4
[7]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-1, TSFR12M + 3.500%	6.967%	3/23/2033	105	105
[7,10]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-2, EURIBOR12M + 3.500%	5.956%	3/24/2033	75	86
[7]	OPAL US LLC First Lien Term Loan B-6, TSFR3M + 2.500%	6.232%	4/28/2032	323	322
[7]	Pioneer OpCo LLC First Lien Term Loan B, TSFR12M + 3.250%	7.061%	5/16/2033	10	10
[7]	Prestige Brands Inc. First Lien Term Loan B, TSFR12M + 2.000%	5.707%	6/13/2033	20	20
[7]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR3M + 2.000%	5.666%	10/29/2032	40	40
[7]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.508%	11/28/2028	128	121
[7]	Sazerac Co. Inc. First Lien Term Loan B-2, TSFR1M + 2.000%	5.630%	7/9/2032	129	129
[7]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.144%	7/31/2031	118	117
[7]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR6M + 2.750%	6.377%	4/30/2030	29	30
[7]	TK Elevator Midco GmbH First Lien Term Loan B-2, TSFR3M + 2.750%	6.480%	4/30/2030	15	15
[7]	TKO Worldwide Holdings LLC First Lien Term Loan B-7, TSFR3M + 1.750%	5.412%	11/21/2031	25	25
[7]	TransDigm Inc. First Lien Term Loan N, TSFR1M + 2.500%	6.120%	2/14/2033	15	15
[7]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.482%	5/6/2032	25	24
[7]	Versant Media Group Inc. First Lien Initial Term Loan, TSFR3M + 3.500%	7.232%	1/30/2031	30	30
[7]	Worthington Steel Inc. First Lien Initial Term Loan, TSFR12M + 4.000%	7.707%	6/1/2033	95	95
Total Floating Rate Loan Interests (Cost $3,795)					3,762
Sovereign Bonds (18.6%)
[10]	Adif Alta Velocidad	3.125%	1/31/2030	900	1,033
[10]	Adif Alta Velocidad	3.625%	4/30/2035	1,100	1,267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Agence Francaise de Developpement	4.125%	2/4/2031	400	394
[4]	Arab Republic of Egypt	7.500%	1/31/2027	932	943
[4]	Arab Republic of Egypt	6.588%	2/21/2028	770	776
[4]	Arab Republic of Egypt	7.625%	5/29/2032	750	767
[4]	Arab Republic of Egypt	9.450%	2/4/2033	300	333
[4]	Arab Republic of Egypt	8.700%	3/1/2049	200	198
[4]	Argentine Republic	1.000%	7/9/2029	1,237	1,128
[4]	Argentine Republic	0.750%	7/9/2030	2,144	1,897
[4]	Argentine Republic	5.000%	1/9/2038	800	667
[4]	Argentine Republic	3.500%	7/9/2041	2,840	2,126
[4]	Argentine Republic	4.125%	7/9/2046	1,137	870
[4]	Baiterek National Investment Holding JSC	5.450%	5/8/2028	300	303
[4]	Benin Government Bond	7.960%	2/13/2038	300	319
[4]	Benin Government Bond	8.375%	1/23/2041	200	216
[4]	Bermuda	3.717%	1/25/2027	540	536
[4,8]	Bolivia Government Bond	9.450%	5/14/2031	1,100	1,126
	Canadian Government Bond	4.250%	5/28/2031	6,205	6,211
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	595	615
[4,8]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	4,199	4,135
[4]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	4,710	4,645
[4,8]	Central American Bank for Economic Integration	3.750%	1/22/2029	720	709
[10]	City of Madrid Spain	3.360%	10/31/2035	2,280	2,583
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	133	136
[10]	Comunidad Autonoma de Canarias	3.500%	4/30/2036	2,806	3,228
	Corp. Andina de Fomento	4.625%	1/15/2036	4,298	4,228
[4]	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	2,700	2,617
[4]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	1,710	1,691
[4]	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	2,130	2,005
[4]	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	1,005	1,033
[4]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	909	954
[4]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	1,680	1,689
[4]	Dominican Republic	5.950%	1/25/2027	6,171	6,199
[4]	Dominican Republic	6.000%	7/19/2028	1,400	1,418
[4]	Dominican Republic	5.500%	2/22/2029	3,104	3,108
[4]	Dominican Republic	4.500%	1/30/2030	2,553	2,464
[4]	Dominican Republic	7.050%	2/3/2031	3,250	3,424
[4]	Dominican Republic	4.875%	9/23/2032	940	893
[4]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	2,044	2,049
	Ecopetrol SA	8.625%	1/19/2029	69	73
	Ecopetrol SA	7.750%	2/1/2032	1,262	1,321
	Ecopetrol SA	8.875%	1/13/2033	2,676	2,931
[14]	Eskom Holdings	4.314%	7/23/2027	7,465	7,384
	European Investment Bank	4.375%	8/16/2033	2,690	2,697
[4,10]	European Union	0.300%	11/4/2050	936	486
[4,10]	European Union	0.700%	7/6/2051	2,828	1,581
[4]	Federal Republic of Nigeria	7.143%	2/23/2030	500	509
	Federative Republic of Brazil	6.125%	1/22/2032	357	364
[4]	Hashemite Kingdom of Jordan	7.750%	1/15/2028	1,500	1,554
[4]	Hashemite Kingdom of Jordan	7.500%	1/13/2029	230	241
[4]	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	1,200	1,216
[4,5,8]	Hazine Mustesarligi Varlik Kiralama A/S	6.700%	7/2/2032	952	951
[8,10]	Hellenic Republic	4.375%	7/18/2038	403	490
[10]	Hellenic Republic	4.200%	1/30/2042	213	251
[8,10]	Hellenic Republic	4.125%	6/15/2054	472	527
[4]	Islamic Republic of Pakistan	6.975%	4/24/2029	607	607
[4]	Ivory Coast Government Bond	6.125%	6/15/2033	1,060	1,054
[4]	Ivory Coast Government Bond	8.075%	4/1/2036	294	323
[4]	Ivory Coast Government Bond	6.750%	2/25/2041	500	485
[4,15]	Japan	0.400%	3/20/2050	662,550	1,903
[4,10]	Junta de Andalucia	3.450%	4/30/2036	1,629	1,860
[10]	Junta de Castilla y Leon	3.330%	4/30/2034	2,839	3,263
[16]	KFW	4.125%	7/22/2031	9,794	9,744
[4]	Kingdom of Bahrain	7.000%	10/12/2028	335	337
[4,8]	Kingdom of Bahrain	7.125%	6/10/2036	948	937
[4]	Kingdom of Belgium	4.875%	6/10/2055	388	350
[4]	Kingdom of Morocco	5.950%	3/8/2028	6,030	6,129
[8,10]	Kingdom of Morocco	5.125%	5/26/2038	2,000	2,332
[4]	Kingdom of Saudi Arabia	5.875%	1/12/2056	3,320	3,231
[4]	Kingdom of Saudi Arabia	3.450%	2/2/2061	264	167
[8,10]	Kingdom of Spain	3.400%	10/31/2036	1,970	2,260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,10]	Kingdom of Spain	3.950%	10/31/2056	1,889	2,106
[4]	KSA Sukuk Ltd.	4.303%	1/19/2029	882	871
[4,17]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	2,520	2,564
[4,10,17]	Magyar Export-Import Bank Zrt.	6.000%	5/16/2029	309	376
[4]	OCP SA	6.100%	4/30/2030	1,673	1,714
[4]	Oman Government Bond	5.375%	3/8/2027	3,895	3,912
[4]	Oman Government Bond	6.750%	10/28/2027	1,253	1,284
[4]	Oman Government Bond	5.625%	1/17/2028	2,659	2,688
[4]	Paraguay Government Bond	4.950%	4/28/2031	2,503	2,503
[4]	Paraguay Government Bond	5.850%	8/21/2033	200	207
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	1,400	1,407
	Petroleos Mexicanos	6.490%	1/23/2027	387	389
	Petroleos Mexicanos	6.500%	3/13/2027	612	618
	Petroleos Mexicanos	5.350%	2/12/2028	3,540	3,542
	Petroleos Mexicanos	6.500%	1/23/2029	2,230	2,274
	Petroleos Mexicanos	8.750%	6/2/2029	4,205	4,498
	Petroleos Mexicanos	6.840%	1/23/2030	451	463
	Petroleos Mexicanos	6.750%	9/21/2047	180	154
	Petroleos Mexicanos	6.350%	2/12/2048	98	81
[4]	Petroliam Nasional Bhd.	7.625%	10/15/2026	400	404
	Province of Ontario	4.850%	5/29/2036	3,082	3,120
[4]	Province of Quebec	4.625%	6/3/2036	7,842	7,785
[4,8]	Qatar Energy	4.625%	6/23/2029	5,500	5,465
[4]	Republic of Chile	2.750%	1/31/2027	1,759	1,740
[4]	Republic of Chile	4.350%	4/13/2031	2,000	1,965
[4,10]	Republic of Chile	3.750%	1/14/2032	75	87
[4]	Republic of Colombia	6.500%	1/21/2033	384	390
	Republic of Costa Rica	7.000%	4/4/2044	394	429
	Republic of Costa Rica	7.158%	3/12/2045	400	441
	Republic of Costa Rica	7.300%	11/13/2054	267	301
[4,10]	Republic of Cyprus	3.250%	6/27/2031	510	588
[4,10]	Republic of Cyprus	3.250%	1/28/2036	2,954	3,356
[4]	Republic of Ecuador	0.000%	7/31/2030	2,591	2,239
[4]	Republic of Ecuador	6.900%	7/31/2035	2,629	2,413
[4]	Republic of Ecuador	5.000%	7/31/2040	400	335
[4]	Republic of El Salvador	8.625%	2/28/2029	131	138
[4]	Republic of El Salvador	9.250%	4/17/2030	827	889
[4,8]	Republic of Finland	4.500%	6/3/2036	8,822	8,789
[4]	Republic of Ghana	0.000%	7/3/2026	30	30
[4]	Republic of Ghana	5.000%	7/3/2029	573	565
[4]	Republic of Guatemala	4.375%	6/5/2027	1,300	1,292
[4]	Republic of Guatemala	4.875%	2/13/2028	955	951
[4]	Republic of Guatemala	5.250%	8/10/2029	200	200
[4]	Republic of Guatemala	4.900%	6/1/2030	2,712	2,680
[4]	Republic of Hungary	6.125%	5/22/2028	1,439	1,474
[4]	Republic of Hungary	5.375%	9/26/2030	3,879	3,939
[10]	Republic of Hungary	4.250%	5/26/2033	441	519
[4,10]	Republic of Hungary	5.375%	9/12/2033	2,777	3,482
[10]	Republic of Hungary	4.875%	3/25/2038	280	336
[4]	Republic of Hungary	6.750%	9/23/2055	1,276	1,391
[10]	Republic of Iceland	2.625%	5/27/2030	1,429	1,611
[10]	Republic of Iceland	3.250%	5/27/2031	1,768	2,040
[4]	Republic of Indonesia	5.250%	1/15/2030	1,000	1,013
[4]	Republic of Indonesia	5.030%	5/29/2031	2,500	2,512
[10]	Republic of Indonesia	1.100%	3/12/2033	1,220	1,140
[4,10]	Republic of Indonesia	4.500%	5/29/2033	1,150	1,327
[10]	Republic of Indonesia	3.750%	10/16/2033	2,850	3,137
[10]	Republic of Indonesia	4.100%	3/4/2034	398	446
[4]	Republic of Indonesia	5.690%	5/29/2036	500	511
[4,10]	Republic of Italy	3.300%	6/15/2033	4,798	5,493
[4,8,10]	Republic of Italy	4.650%	10/1/2055	2,423	2,872
[4]	Republic of Kenya	7.875%	2/26/2034	882	876
[4]	Republic of Latvia	5.125%	7/30/2034	1,500	1,517
[4,10]	Republic of Lithuania	3.625%	3/10/2036	823	940
[4]	Republic of Panama	2.252%	9/29/2032	400	336
[4]	Republic of Panama	5.227%	2/23/2034	326	321
	Republic of Peru	2.844%	6/20/2030	604	567
[4]	Republic of Peru	2.783%	1/23/2031	1,365	1,257
[8,18]	Republic of Peru	6.850%	8/12/2035	1,168	359
[8,18]	Republic of Peru	7.600%	8/12/2039	973	305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Republic of Peru	5.350%	8/12/2040	778	198
[4]	Republic of Poland	6.125%	4/14/2056	640	650
[4,10]	Republic of Romania	2.000%	1/28/2032	500	494
[4,10]	Republic of Romania	5.875%	7/11/2032	60	72
[4]	Republic of Romania	7.125%	1/17/2033	500	531
[4,10]	Republic of Romania	4.625%	3/4/2033	191	211
[4,10]	Republic of Romania	5.375%	6/7/2033	200	230
[4]	Republic of Romania	6.375%	1/30/2034	100	101
[4,8]	Republic of Romania	5.750%	7/4/2036	594	569
[4,10]	Republic of Romania	3.375%	1/28/2050	435	324
[4]	Republic of South Africa	4.850%	9/27/2027	690	692
[4,19]	Republic of South Africa	6.250%	3/31/2036	36,360	1,900
[4]	Republic of South Africa	7.950%	11/19/2054	300	324
[8]	Republic of Sri Lanka	4.000%	4/15/2028	9	8
[4]	Republic of Sri Lanka	3.100%	1/15/2030	80	81
[4,8]	Republic of Sri Lanka	3.100%	1/15/2030	32	33
[4]	Republic of Sri Lanka	3.350%	3/15/2033	39	37
[4]	Republic of Sri Lanka	3.600%	6/15/2035	26	21
[4]	Republic of Sri Lanka	3.600%	2/15/2038	50	51
	Republic of the Philippines	5.170%	10/13/2027	200	202
	Republic of the Philippines	5.250%	5/14/2034	2,700	2,703
	Republic of the Philippines	5.325%	6/24/2036	600	601
[4,8]	Republic of Trinidad & Tobago	6.500%	1/28/2036	734	753
[4]	Republic of Turkiye	9.875%	1/15/2028	274	291
[4]	Republic of Turkiye	5.125%	2/17/2028	711	705
[4]	Republic of Turkiye	6.125%	10/24/2028	600	605
	Republic of Turkiye	6.375%	5/22/2031	4,630	4,619
[4]	Republic of Turkiye	7.125%	2/12/2032	517	530
	Republic of Turkiye	7.250%	5/29/2032	1,100	1,131
	Republic of Turkiye	6.300%	3/14/2033	3,880	3,788
[4]	Republic of Turkiye	4.875%	4/16/2043	223	169
[4,10]	Republic of Uzbekistan Bond	5.375%	5/29/2027	3,225	3,732
[4,10]	Republic of Uzbekistan Bond	5.100%	2/25/2029	1,270	1,485
[4]	Republic of Zambia	5.750%	6/30/2033	1,415	1,397
[4]	ROP Sukuk Trust	5.045%	6/6/2029	1,200	1,209
[4]	Saudi Arabian Oil Co.	3.500%	4/16/2029	516	498
[4]	Saudi Arabian Oil Co.	4.750%	6/2/2030	1,000	995
[4]	Saudi Arabian Oil Co.	4.375%	2/2/2031	509	497
[4]	Serbia International Bond	2.125%	12/1/2030	703	614
	Sharjah Sukuk Program Ltd.	2.942%	6/10/2027	1,220	1,199
[10]	Slovakia Government Bond	3.750%	2/27/2040	1,172	1,317
[10]	Slovakia Government Bond	4.125%	2/19/2046	1,880	2,132
[4,10]	State of Israel	5.000%	10/30/2026	650	747
[4]	State of Israel	5.375%	3/12/2029	432	436
[4]	State of Israel	2.500%	1/15/2030	1,100	1,011
[4]	State of Israel	5.375%	2/19/2030	400	405
[4]	State of Israel	4.500%	1/13/2031	1,029	1,006
[4]	State of Israel	5.750%	3/12/2054	200	191
[5]	State Oil Co. of the Azerbaijan Republic	6.570%	7/7/2056	3,400	3,392
[4,8]	Telecommunications Co. Telekom Srbija AD Belgrade	7.250%	5/18/2031	1,082	1,080
[10]	Treasury Corp. of Victoria	3.625%	9/29/2040	1,298	1,473
[4,8]	Turkiye Ihracat Kredi Bankasi A/S	6.125%	5/2/2029	200	198
[4]	Ukraine Government Bond	4.000%	2/1/2032	1,322	1,094
[4]	Ukraine Government Bond	4.500%	2/1/2034	10	7
[4]	Ukraine Government Bond	0.000%	2/1/2036	370	221
[4]	Ukraine Government Bond	4.500%	2/1/2036	307	211
	United Mexican States	4.150%	3/28/2027	200	200
[4]	United Mexican States	4.750%	4/27/2032	1,279	1,229
[4]	United Mexican States	5.850%	7/2/2032	5,403	5,461
[4]	United Mexican States	5.375%	3/22/2033	598	586
[4]	United Mexican States	4.875%	5/19/2033	182	173
[4]	United Mexican States	6.250%	8/27/2037	4,061	4,062
[4,8]	Uzbekneftegaz JSC	8.750%	5/7/2030	1,430	1,538
[10]	Xunta de Galicia	3.290%	4/30/2033	1,945	2,248
Total Sovereign Bonds (Cost $311,062)					311,123
Taxable Municipal Bonds (0.0%)
	Los Angeles CA Department of Water & Power Revenue (Cost $426)	6.574%	7/1/2045	415	440

			Coupon		Shares	Market Value ($000)
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[20]	Vanguard Market Liquidity Fund (Cost $27,740)		3.682%		277,427	27,740
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	7/24/2026	14	$109.00	1,526	15
Put Options
	10-Year U.S. Treasury Note Futures Contracts	7/24/2026	14	109.00	1,526	2
	Long U.S. Treasury Bond Futures Contracts	7/24/2026	6	110.00	660	1
						3
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 2.500% Annually	BANA	3/10/2028	2.500%	11,120	22
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.454% Annually	NGFP	10/19/2026	3.454%	15,340	14
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.910% Annually	JPMC	6/24/2027	3.910%	9,020	64
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	4,800	116
						216
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	6,380	76
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.454% Annually	NGFP	10/19/2026	3.454%	15,340	176
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	6,250	70
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	6,600	74
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.910% Annually	JPMC	6/24/2027	3.910%	9,020	65
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.856% Annually	BARC	5/22/2028	4.856%	3,140	49
						510
Total Options Purchased (Cost $677)						744
Total Investments (98.9%) (Cost $1,661,805)						1,655,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.3%)
[4,5,6]	UMBS Pool (Proceeds $5,427)	6.000%	11/1/2052–7/25/2056	(5,520)	(5,499)
Other Assets and Liabilities—Net (1.4%)					23,124
Net Assets (100%)					1,672,669

Cost is in $000.

1	Securities with a value of $2,550 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $6,968 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $56 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
6
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $352,800, representing 21.1% of net assets.

9	Security value determined using significant unobservable inputs.
10	Face amount denominated in euro.
11	Face amount denominated in British pounds.
12	Face amount denominated in Canadian dollars.
13	Payment-in-kind (PIK) security which may pay interest as additional principal.
14	Guaranteed by the Republic of South Africa.
15	Face amount denominated in Japanese yen.
16	Guaranteed by the Federal Republic of Germany.
17	Guaranteed by the Republic of Hungary.
18	Face amount denominated in Peruvian sol.
19	Face amount denominated in South African rand.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1YR—1-year.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
EURIBOR12M—Euro Interbank Offered Rate 12-Month.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 1.500% Annually	BANA	3/10/2028	1.500%	17,792	(10)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.910% Annually	JPMC	6/24/2027	2.910%	15,330	(25)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.954% Annually	NGFP	10/19/2026	2.954%	23,010	(6)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	4,100	(179)
					(220)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	12,760	(100)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	12,500	(97)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	6,600	(57)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.954% Annually	NGFP	10/19/2026	3.954%	23,010	(100)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	6,600	(43)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.910% Annually	JPMC	6/24/2027	4.910%	15,330	(29)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.327% Annually	BARC	5/21/2036	5.327%	3,140	(190)
					(616)
Total Options Written (Premiums Received $698)					(836)

BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

Futures Contracts
($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	513	105,746	(79)
5-Year U.S. Treasury Note	September 2026	1,013	108,439	134
10-Year U.S. Treasury Note	September 2026	12	1,319	1
Long U.S. Treasury Bond	September 2026	454	51,529	576
Ultra Long U.S. Treasury Bond	September 2026	289	33,569	319
951

Short Futures Contracts
10-Year Government of Canada Bond	September 2026	(73)	(6,234)	(65)
10-Year Japanese Government Bond	September 2026	(21)	(16,502)	(52)
Euro-Bobl	September 2026	(154)	(20,302)	(144)
Euro-BTP	September 2026	(149)	(20,319)	(342)
Euro-Bund	September 2026	(62)	(9,021)	(62)
Euro-Buxl	September 2026	(94)	(11,946)	(348)
Euro-OAT	September 2026	(68)	(9,322)	(78)
Euro-Schatz	September 2026	(100)	(12,107)	(33)
Long Gilt	September 2026	(14)	(1,657)	(31)
Mini 10-Year Japanese Government Bond	September 2026	(20)	(1,572)	(5)
Ultra 10-Year U.S. Treasury Note	September 2026	(271)	(30,479)	(148)
(1,308)
(357)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Royal Bank of Canada	9/17/2026	EUR	7,751	USD	9,000	—	(114)
Wells Fargo Bank N.A.	9/16/2026	EUR	2,327	USD	2,666	—	—
State Street Bank & Trust Co.	9/16/2026	EUR	1,311	USD	1,517	—	(14)
Royal Bank of Canada	9/17/2026	EUR	935	USD	1,068	4	—
Bank of Montreal	9/16/2026	EUR	619	USD	715	—	(6)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	9/16/2026	EUR	531	USD	620	—	(9)
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	92	USD	107	—	(1)
Wells Fargo Bank N.A.	9/16/2026	GBP	1,527	USD	2,051	—	(26)
Bank of Montreal	9/16/2026	GBP	780	USD	1,033	2	—
Wells Fargo Bank N.A.	9/16/2026	JPY	18,641	USD	117	—	(2)
UBS AG	9/17/2026	MXN	27,287	USD	1,575	—	(25)
Toronto-Dominion Bank	9/16/2026	USD	50	AUD	71	1	—
State Street Bank & Trust Co.	9/16/2026	USD	633	CAD	883	8	—
Toronto-Dominion Bank	9/16/2026	USD	65	CAD	90	1	—
State Street Bank & Trust Co.	9/16/2026	USD	2	CAD	3	—	—
State Street Bank & Trust Co.	9/16/2026	USD	228	CZK	4,750	4	—
State Street Bank & Trust Co.	9/16/2026	EUR	35	CZK	859	—	—
Wells Fargo Bank N.A.	9/16/2026	USD	88,623	EUR	76,471	963	—
Royal Bank of Canada	9/16/2026	USD	3,382	EUR	2,965	—	(17)
HSBC Bank plc	9/16/2026	USD	2,708	EUR	2,344	21	—
Royal Bank of Canada	9/16/2026	USD	2,492	EUR	2,140	39	—
State Street Bank & Trust Co.	7/2/2026	USD	827	EUR	708	17	—
Wells Fargo Bank N.A.	9/16/2026	USD	561	EUR	491	—	(2)
State Street Bank & Trust Co.	9/16/2026	USD	398	EUR	346	2	—
Toronto-Dominion Bank	9/16/2026	USD	251	EUR	220	—	(1)
HSBC Bank plc	9/17/2026	USD	218	EUR	187	4	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	163	EUR	140	2	—
State Street Bank & Trust Co.	9/17/2026	USD	131	EUR	112	2	—
Toronto-Dominion Bank	9/17/2026	USD	4	EUR	4	—	—
State Street Bank & Trust Co.	9/16/2026	USD	4,419	GBP	3,300	41	—
Wells Fargo Bank N.A.	9/16/2026	USD	4,113	GBP	3,073	36	—
Wells Fargo Bank N.A.	9/16/2026	USD	329	GBP	250	—	(1)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	120	GBP	90	1	—
Wells Fargo Bank N.A.	9/16/2026	USD	1,912	JPY	303,629	34	—
Barclays Bank plc	9/16/2026	USD	56	JPY	8,926	1	—
State Street Bank & Trust Co.	9/17/2026	USD	1,717	MXN	29,755	26	—
Toronto-Dominion Bank	9/17/2026	USD	1,612	MXN	27,964	23	—
UBS AG	9/17/2026	USD	74	MXN	1,298	—	—
Wells Fargo Bank N.A.	9/16/2026	USD	840	PEN	2,909	—	(9)
Royal Bank of Canada	9/16/2026	USD	172	PLN	630	5	—
HSBC Bank plc	9/16/2026	EUR	10	PLN	43	—	—
State Street Bank & Trust Co.	9/16/2026	USD	1,930	ZAR	32,249	—	(26)
State Street Bank & Trust Co.	9/16/2026	USD	46	ZAR	749	1	—
						1,238	(253)

AUD—Australian dollar.
CAD—Canadian dollar.
CZK—Czech koruna.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
PEN—Peruvian sol.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Peru	6/20/2031	USD	45	1.000	1	—
Republic of Turkiye	6/20/2031	USD	835	1.000	(43)	22
						22

Credit Protection Purchased
CDX-NA-IG-S46-V1	6/20/2031	USD	51,650	(1.000)	(1,146)	(82)
Republic of Colombia	6/20/2031	USD	1,002	(1.000)	19	(33)
United Mexican States	6/20/2031	USD	1,816	(1.000)	(12)	(18)
						(133)
						(111)

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)[1]	Periodic Premium Received (Paid)[2] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSBNA	400	(1.000)	(9)	(7)	—	(2)

1Notional amount denominated in euro.
2Periodic premium received/(paid) quarterly.
MSBNA—Morgan Stanley Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,172 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/29/2027	N/A	3,422 [1]	0.000 [2]	(3.455)[3]	(4)	(4)
4/30/2027	N/A	6,845 [1]	0.000 [2]	(3.480)[3]	(10)	(10)
4/30/2027	N/A	3,422 [1]	0.000 [2]	(3.535)[3]	(7)	(7)
5/5/2027	N/A	5,133 [1]	0.000 [2]	(3.425)[3]	(9)	(9)
5/5/2027	N/A	3,422 [1]	0.000 [2]	(3.424)[3]	(6)	(6)
5/6/2027	N/A	3,422 [1]	0.000 [2]	(3.412)[3]	(6)	(6)
5/8/2027	N/A	3,593 [1]	0.000 [2]	(3.282)[3]	(4)	(3)
5/8/2027	N/A	3,422 [1]	0.000 [2]	(3.300)[3]	(4)	(4)
5/8/2027	N/A	3,422 [1]	0.000 [2]	(3.294)[3]	(4)	(4)
6/15/2027	N/A	28,000 [1]	3.935 [4]	(3.680)[5]	(16)	(21)
5/3/2028	N/A	214,830 [6]	6.482 [7]	(7.355)[8]	(68)	(68)
5/8/2028	N/A	214,830 [6]	7.167 [8]	(6.508)[7]	24	24
6/15/2028	N/A	14,000 [1]	3.680 [5]	(4.012)[4]	(4)	3
6/16/2028	6/16/2027 [9]	16,056,040 [10]	0.000 [11]	(4.910)[3]	(71)	(71)
1/2/2029	N/A	13,281 [12]	12.804 [3]	(14.150)[13]	(100)	(100)
1/2/2029	N/A	13,150 [12]	14.171 [3]	(14.150)[13]	10	10

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/10/2029	N/A	12,000 [1]	3.994 [4]	(3.680)[5]	17	17
6/10/2029	N/A	695 [1]	3.680 [5]	(4.005)[4]	(1)	(1)
6/10/2029	N/A	695 [1]	3.680 [5]	(3.988)[4]	(1)	(1)
6/10/2029	N/A	695 [1]	3.680 [5]	(4.000)[4]	(1)	(1)
6/12/2029	N/A	1,390 [1]	3.680 [5]	(3.975)[4]	(1)	(1)
9/19/2029	9/16/2026 [9]	19,260 [14]	2.940 [15]	(0.000)[16]	56	56
9/18/2030	N/A	154,185 [17]	3.589 [4]	(3.590)[18]	(13)	52
11/30/2030	10/5/2026 [9]	18,500 [1]	0.000 [5]	(3.896)[4]	14	12
11/30/2030	10/5/2026 [9]	4,100 [1]	0.000 [5]	(3.895)[4]	3	3
4/24/2031	N/A	17,260 [19]	6.767 [20]	(7.508)[21]	(7)	(7)
4/28/2031	N/A	5,950 [22]	3.900 [23]	(4.425)[4]	(34)	(34)
4/29/2031	N/A	31,310 [19]	6.775 [20]	(7.705)[21]	(29)	(29)
4/30/2031	N/A	67,135 [6]	6.760 [7]	(7.975)[8]	(48)	(48)
5/1/2031	N/A	31,795 [6]	6.760 [7]	(7.945)[8]	(20)	(20)
6/5/2031	N/A	4,506,957 [10]	4.500 [24]	(5.005)[15]	(64)	(64)
6/10/2031	N/A	7,000 [1]	3.680 [5]	(3.991)[4]	(26)	(26)
6/29/2031	6/29/2029 [9]	15,890 [1]	3.795 [4]	(0.000)[5]	(15)	(15)
9/17/2031	9/16/2026 [9]	7,320 [25]	2.690 [4]	(0.000)[26]	81	86
4/2/2032	4/2/2027 [9]	3,400 [1]	3.650 [4]	(0.000)[5]	(39)	(39)
7/2/2032	7/2/2030 [9]	510 [1]	3.899 [4]	(0.000)[5]	—	—
7/2/2034	7/2/2032 [9]	1,098 [1]	0.000 [5]	(4.081)[4]	—	—
6/18/2035	N/A	3,000 [22]	3.920 [23]	(4.415)[4]	(13)	(13)
9/19/2035	N/A	8,350 [22]	3.820 [23]	(4.400)[4]	(85)	(84)
2/15/2036	9/30/2026 [9]	11,000 [1]	0.000 [5]	(4.073)[4]	(50)	(49)
4/28/2036	N/A	58,550 [6]	6.508 [7]	(8.180)[8]	(17)	(17)
6/30/2036	6/30/2031 [9]	14,480 [1]	0.000 [5]	(4.091)[4]	35	35
7/2/2036	7/2/2026 [9]	9,606 [1]	0.000 [2]	(2.381)[3]	—	—
7/2/2036	7/2/2026 [9]	394 [1]	0.000 [2]	(2.370)[3]	—	—
7/3/2036	7/3/2034 [9]	593 [1]	4.272 [4]	(0.000)[5]	—	—
4/2/2037	4/2/2027 [9]	1,880 [1]	0.000 [5]	(3.924)[4]	19	19
10/18/2040	10/18/2030 [9]	1,900 [1]	0.000 [5]	(4.100)[4]	24	24
1/22/2041	1/22/2031 [9]	340 [1]	4.517 [4]	(0.000)[5]	5	5
5/27/2041	5/27/2031 [9]	290 [1]	4.588 [4]	(0.000)[5]	5	5
11/15/2043	9/30/2026 [9]	1,500 [1]	4.333 [4]	(0.000)[5]	21	21
11/15/2043	9/30/2026 [9]	1,300 [1]	4.319 [4]	(0.000)[5]	16	16
11/15/2043	9/30/2026 [9]	1,300 [1]	4.270 [4]	(0.000)[5]	8	8
11/15/2043	9/30/2026 [9]	1,300 [1]	4.272 [4]	(0.000)[5]	8	8
10/18/2045	10/18/2035 [9]	2,200 [1]	4.358 [4]	(0.000)[5]	(24)	(24)
1/22/2046	1/22/2036 [9]	420 [1]	0.000 [5]	(4.781)[4]	(5)	(5)

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/25/2046	6/25/2036 [9]	4,870 [1]	4.470 [4]	(0.000)[5]	(25)	(25)
7/20/2056	7/20/2026 [9]	220 [1]	0.000 [5]	(4.235)[4]	(2)	(2)
					(487)	(414)

1Notional amount denominated in U.S. dollar.
2Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/(paid) at maturity.
3Interest payment received/(paid) at maturity.
4Interest payment received/(paid) annually.
5Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
6Notional amount denominated in Mexican pesos.
7Based on Mexican Interbank Equilibrium Interest Rate Overnight Index Swap (TIIEOIS) as of the most recent reset date. Interest payment received/(paid) every 28 days.
8Interest payment received/(paid) every 28 days.
9Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
10Notional amount denominated in Chilean peso.
11Based on Sinacofi Chile Interbank Rate Average (CLICP) as of the most recent reset date. Interest payment received/(paid) at maturity.
12Notional amount denominated in Brazilian real.
13Based on Overnight Brazil CETIP Interbank Deposit Rate as of the most recent reset date. Interest payment received/(paid) at maturity.
14Notional amount denominated in Canadian dollar.
15Interest payment received/(paid) semi-annually.
16Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.
17Notional amount denominated in Czech koruna.
18Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
19Notional amount denominated in South African rand.
20Based on Johannesburg Interbank Agreed Rate (JIBAR) as of the most recent reset date. Interest payment received/(paid) quarterly.
21Interest payment received/(paid) quarterly.
22Notional amount denominated in Polish zloty.
23Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
24Based on Sinacofi Chile Interbank Rate Average (CLICP) as of the most recent reset date. Interest payment received/(paid) semi-annually.
25Notional amount denominated in euro.
26Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on foreign currency at June 30, 2026.
G. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	512,790	—	512,790
Asset-Backed/Commercial Mortgage-Backed Securities	—	220,154	1,830	221,984
Corporate Bonds	—	576,461	—	576,461
Floating Rate Loan Interests	—	3,762	—	3,762
Sovereign Bonds	—	311,123	—	311,123
Taxable Municipal Bonds	—	440	—	440
Temporary Cash Investments	27,740	—	—	27,740
Options Purchased	18	726	—	744
Total	27,758	1,625,456	1,830	1,655,044
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(5,499)	—	(5,499)

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,030	—	—	1,030
Forward Currency Contracts	—	1,238	—	1,238
Swap Contracts[1]	—	426	—	426
Total	1,030	1,664	—	2,694
Liabilities
Options Written	—	(836)	—	(836)
Futures Contracts[1]	(1,387)	—	—	(1,387)
Forward Currency Contracts	—	(253)	—	(253)
Swap Contracts[1]	—	(953)	—	(953)
Total	(1,387)	(2,042)	—	(3,429)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.